United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-07-31

Date of Reporting Period: Six months ended 2025-01-31

Item 1.	Reports to Stockholders

Federated Hermes Government Obligations Fund

Administrative Shares | GOEXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
52.1%
U.S. Treasury Securities
22.6%
U.S. Government Agency Securities
22.1%

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919395

Q450196-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Advisor Shares | GOVXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919437

Q450196-K (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Capital Shares | GOCXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919809

Q450196-G (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash II Shares | GFYXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$43	0.84%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919676

Q450196-E (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash Series Shares | GFSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$49	0.97%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919684

Q450196-F (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Institutional Shares | GOIXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N104

Q450196-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Premier Shares | GOFXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919718

Q450196-J (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

SDG Shares | GPHXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$8	0.15%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R104

Q450196-L (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Select Shares | GRTXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.17%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919478

Q450196-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Service Shares | GOSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N807

Q450196-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Trust Shares | GORXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.69%

Key Fund Statistics

  Net Assets$175,962,249,792
  Number of Investments141

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	22.1%
U.S. Treasury Securities	22.6%
Repurchase Agreements	52.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.9%
91-180 Days	6.2%
31-90 Days	9.2%
8-30 Days	2.8%
1-7 Days	70.7%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N153

Q450196-H (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares | POIXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%

Key Fund Statistics

  Net Assets$15,513,269,468
  Number of Investments132

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
40.5%
Commerical Paper
27.1%
Bank Instruments
22.9%
Variable Rate Instruments
9.2%

Value	Value
Variable Rate Instruments	9.2%
Bank Instruments	22.9%
Commerical Paper	27.1%
Other Repurchase Agreements and Repurchase Agreements	40.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.0%
91-180 Days	6.2%
31-90 Days	11.7%
8-30 Days	7.5%
1-7 Days	65.3%

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N203

Q450200-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Service Shares | PRSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$22	0.43%

Key Fund Statistics

  Net Assets$15,513,269,468
  Number of Investments132

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Instruments	9.2%
Bank Instruments	22.9%
Commerical Paper	27.1%
Other Repurchase Agreements and Repurchase Agreements	40.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.0%
91-180 Days	6.2%
31-90 Days	11.7%
8-30 Days	7.5%
1-7 Days	65.3%

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N708

Q450200-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Automated Shares | PTAXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.49%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
37.1%
Commerical Paper
27.4%
Bank Instruments
22.9%
Variable Rate Instruments
8.9%
Asset-Backed Securities
0.0%*

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919627

Q450198-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Advisor Shares | PCVXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$10	0.20%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919429

Q450198-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Capital Shares | PCCXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N591

Q450198-H (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash II Shares | PCDXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919593

Q450198-F (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash Series Shares | PTSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$53	1.05%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919585

Q450198-G (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Class R Shares | PTRXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$58	1.14%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919577

Q450198-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Service Shares | PRCXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N617

Q450198-E (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Trust Shares | PTTXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.68%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919619

Q450198-J (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Wealth Shares | PCOXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$10	0.20%

Key Fund Statistics

  Net Assets$89,704,838,192
  Number of Investments220

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.0%Footnote Reference*
Variable Rate Instruments	8.9%
Bank Instruments	22.9%
Commerical Paper	27.4%
Other Repurchase Agreements and Repurchase Agreements	37.1%
Footnote	Description
Footnote*	Represents less than 0.1%.

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.9%
91-180 Days	5.0%
31-90 Days	15.1%
8-30 Days	5.1%
1-7 Days	61.2%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N625

Q450198-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Administrative Shares | TODXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
56.7%
U.S. Treasury Securities
39.5%

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R302

Q450203-H (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Advisor Shares | TOVXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R203

Q450203-G (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Capital Shares | TOCXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N823

Q450203-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Cash Management Shares | TOMXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$36	0.70%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R401

Q450203-J (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Automated Shares | TOAXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919726

Q450203-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Institutional Shares | TOIXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N500

Q450203-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Premier Shares | TOPXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R500

Q450203-K (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Select Shares | TOLXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.17%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R609

Q450203-F (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Service Shares | TOSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N872

Q450203-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Trust Shares | TOTXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$34	0.66%

Key Fund Statistics

  Net Assets$62,451,234,451
  Number of Investments74

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	39.5%
Repurchase Agreements	56.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	6.6%
91-180 Days	5.9%
31-90 Days	10.3%
8-30 Days	4.9%
1-7 Days	68.5%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N120

Q450203-E (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash II Shares | TTIXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Key Fund Statistics

  Net Assets$11,388,402,036
  Number of Investments57

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
62.5%
U.S. Treasury Securities
38.8%

Value	Value
U.S. Treasury Securities	38.8%
Repurchase Agreements	62.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.3%
91-180 Days	6.0%
31-90 Days	10.2%
8-30 Days	4.9%
1-7 Days	73.0%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919551

8042508-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash Series Shares | TCSXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$52	1.03%

Key Fund Statistics

  Net Assets$11,388,402,036
  Number of Investments57

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	38.8%
Repurchase Agreements	62.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.3%
91-180 Days	6.0%
31-90 Days	10.2%
8-30 Days	4.9%
1-7 Days	73.0%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919569

8042508-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares | TTOXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$11,388,402,036
  Number of Investments57

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	38.8%
Repurchase Agreements	62.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.3%
91-180 Days	6.0%
31-90 Days	10.2%
8-30 Days	4.9%
1-7 Days	73.0%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N799

8042508-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Service Shares | TTQXX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Key Fund Statistics

  Net Assets$11,388,402,036
  Number of Investments57

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	38.8%
Repurchase Agreements	62.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.3%
91-180 Days	6.0%
31-90 Days	10.2%
8-30 Days	4.9%
1-7 Days	73.0%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R864

8042508-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX	SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—22.1%
$ 147,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.415% (SOFR +0.055%), 2/3/2025	$ 147,000,000
119,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.425% (SOFR +0.065%), 2/3/2025	119,900,000
210,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.080%), 2/3/2025	210,000,000
408,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.085%), 2/3/2025	408,839,508
232,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.450% (SOFR +0.090%), 2/3/2025	232,875,000
790,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.100%), 2/3/2025	790,882,043
409,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.465% (SOFR +0.105%), 2/3/2025	409,700,000
680,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.110%), 2/3/2025	680,700,000
591,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.120%), 2/3/2025	591,750,000
395,825,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.485% (SOFR +0.125%), 2/3/2025	395,825,000
1,107,450,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.130%), 2/3/2025	1,107,450,000
317,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.495% (SOFR +0.135%), 2/3/2025	317,800,000
442,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.500% (SOFR +0.140%), 2/3/2025	442,850,000
685,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.505% (SOFR +0.145%), 2/3/2025	685,650,000
1,372,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.510% (SOFR +0.150%), 2/3/2025	1,372,336,543
441,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.515% (SOFR +0.155%), 2/3/2025	441,875,000
310,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.520% (SOFR +0.160%), 2/3/2025	310,900,000
663,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.525% (SOFR +0.165%), 2/3/2025	663,688,964
319,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.530% (SOFR +0.170%), 2/3/2025	319,896,317
429,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.535% (SOFR +0.175%), 2/3/2025	429,750,000
3,611,525,000		Federal Home Loan Bank System Discount Notes, 4.330% - 4.960%, 2/3/2025 - 4/4/2025	3,598,459,962
1,206,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.370% (SOFR +0.010%), 2/3/2025	1,206,850,000
2,064,050,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.375% (SOFR +0.015%), 2/3/2025	2,064,050,000
3,540,100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.380% (SOFR +0.020%), 2/3/2025	3,540,100,000
1,119,450,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.390% (SOFR +0.030%), 2/3/2025	1,119,450,000
409,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.400% (SOFR +0.040%), 2/3/2025	409,750,000
824,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.425% (SOFR +0.065%), 2/3/2025	824,500,000
255,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.445% (SOFR +0.085%), 2/3/2025	255,000,000
398,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.460% (SOFR +0.100%), 2/3/2025	398,900,000
330,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.480% (SOFR +0.120%), 2/3/2025	330,000,000
379,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.485% (SOFR +0.125%), 2/3/2025	379,800,000
219,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.495% (SOFR +0.135%), 2/3/2025	219,900,000
414,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.505% (SOFR +0.145%), 2/3/2025	414,800,000
404,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.515% (SOFR +0.155%), 2/3/2025	404,764,370
1,228,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.520% (SOFR +0.160%), 2/3/2025	1,228,600,000
10,366,000,000		Federal Home Loan Bank System, 4.250% - 5.305%, 3/13/2025 - 3/2/2026	10,364,451,163
212,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.470% (SOFR +0.110%), 2/3/2025	212,000,000
338,850,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.500% (SOFR +0.140%), 2/3/2025	338,850,000
350,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.460% (SOFR +0.100%), 2/3/2025	350,000,000
105,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.480% (SOFR +0.120%), 2/3/2025	105,000,000
830,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.500% (SOFR +0.140%), 2/3/2025	830,700,000
261,017,000	[1]	Housing and Urban Development Floating Rate Notes, 4.580% (91-day T-Bill +0.350%), 2/1/2025	261,017,000
		TOTAL GOVERNMENT AGENCIES	38,936,610,870
		U.S. TREASURIES—22.6%
	[2]	U.S. Treasury Bills—17.9%
1,718,000,000		United States Treasury Bills, 4.025%, 1/22/2026	1,649,810,913
688,000,000		United States Treasury Bills, 4.050% - 4.070%, 10/2/2025	669,161,020
1,074,500,000		United States Treasury Bills, 4.050%, 11/28/2025	1,038,235,625
698,600,000		United States Treasury Bills, 4.070%, 12/26/2025	672,694,360
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 1,702,750,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	$ 1,650,024,181
1,748,000,000		United States Treasury Bills, 4.180%, 7/17/2025	1,714,308,275
953,000,000		United States Treasury Bills, 4.190%, 5/13/2025	941,797,218
2,512,000,000		United States Treasury Bills, 4.190%, 6/3/2025	2,477,208,097
1,995,000,000		United States Treasury Bills, 4.200% - 4.915%, 6/12/2025	1,961,517,676
2,476,000,000		United States Treasury Bills, 4.215%, 4/24/2025	2,452,228,344
6,280,550,000		United States Treasury Bills, 4.225% - 4.915%, 4/17/2025	6,222,946,841
694,000,000		United States Treasury Bills, 4.240%, 3/11/2025	690,893,962
2,289,000,000		United States Treasury Bills, 4.265% - 4.445%, 2/25/2025	2,282,263,971
2,004,200,000		United States Treasury Bills, 4.300% - 5.090%, 3/13/2025	1,994,306,141
830,000,000		United States Treasury Bills, 4.305%, 6/5/2025	817,692,481
674,000,000		United States Treasury Bills, 4.390%, 4/1/2025	669,150,757
1,470,000,000		United States Treasury Bills, 4.430%, 3/4/2025	1,464,392,359
693,000,000		United States Treasury Bills, 4.695%, 2/20/2025	691,282,804
322,000,000		United States Treasury Bills, 4.755%, 2/6/2025	321,787,346
278,938,000		United States Treasury Bills, 4.810%, 3/20/2025	277,186,347
810,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	798,566,370
		TOTAL	31,457,455,088
		U.S. Treasury Notes—4.7%
2,511,000,000	[1]	United States Treasury Floating Rate Notes, 4.364% (91-day T-Bill +0.125%), 2/4/2025	2,510,587,096
769,000,000	[1]	United States Treasury Floating Rate Notes, 4.389% (91-day T-Bill +0.150%), 2/4/2025	768,937,060
1,623,000,000	[1]	United States Treasury Floating Rate Notes, 4.408% (91-day T-Bill +0.169%), 2/4/2025	1,623,054,765
1,541,000,000	[1]	United States Treasury Floating Rate Notes, 4.409% (91-day T-Bill +0.170%), 2/4/2025	1,540,338,111
719,500,000	[1]	United States Treasury Floating Rate Notes, 4.444% (91-day T-Bill +0.205%), 2/4/2025	720,268,557
312,000,000	[1]	United States Treasury Floating Rate Notes, 4.484% (91-day T-Bill +0.245%), 2/4/2025	312,127,937
876,000,000		United States Treasury Notes, 0.250%, 6/30/2025	859,057,378
		TOTAL	8,334,370,904
		TOTAL U.S. TREASURIES	39,791,825,992
		REPURCHASE AGREEMENTS—52.1%
172,000,000		Interest in $250,000,000 joint repurchase agreement 4.36%, dated 1/31/2025 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,090,833 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2054 and the market value of those underlying securities was $255,860,450.	172,000,000
300,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,379,750 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,071,000,049.	300,000,000
374,052,000		Interest in $2,050,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,050,743,125 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2064 and the market value of those underlying securities was $2,091,757,988.	374,052,000
337,247,000		Interest in $900,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,326,250 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2055 and the market value of those underlying securities was $927,336,038.	337,247,000
352,000,000		Interest in $1,870,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,870,677,875 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2065 and the market value of those underlying securities was $1,908,092,526.	352,000,000
1,640,000,000		Repurchase agreement 4.36%, dated 1/21/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,645,958,667 on 2/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 9/15/2065 and the market value of those underlying securities was $1,683,604,491.	1,640,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,250,000,000
Interest in $1,500,000,000 joint repurchase agreement 4.33%, dated 1/30/2025 under which BMO Capital Markets
Corp. will repurchase securities provided as collateral for $1,510,103,333 on 3/27/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and
U.S. Treasury securities with various maturities to 1/20/2075 and the market value of those underlying securities was $1,541,049,226.
		$ 1,250,000,000
250,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,453,125 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2074 and the market value of those underlying securities was $1,280,998,131.	250,000,000
250,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $1,000,361,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,020,368,942.	250,000,000
224,000,000	Repurchase agreement 4.30%, dated 1/31/2025 under which ING Financial Markets LLC will repurchase securities provided as collateral for $224,080,267 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2054 and the market value of those underlying securities was $228,561,872.	224,000,000
800,000,000	Interest in $900,000,000 joint repurchase agreement 4.31%, dated 1/22/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $906,465,000 on 3/24/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $924,886,987.	800,000,000
1,700,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.33%, dated 1/30/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,911,197,861 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2060 and the market value of those underlying securities was $1,938,947,696.	1,700,000,000
1,115,120,000	Interest in $3,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,001,087,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,061,109,278.	1,115,120,000
700,000,000	Interest in $900,000,000 joint repurchase agreement 4.30%, dated 1/7/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $903,225,000 on 2/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2055 and the market value of those underlying securities was $922,687,405.	700,000,000
725,000,000	Interest in $1,475,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,475,533,458 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2030 and the market value of those underlying securities was $1,505,044,172.	725,000,000
200,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,200,435,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,224,443,739.	200,000,000
1,500,000,000	Interest in $4,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,001,450,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2029 and the market value of those underlying securities was $4,080,000,001.	1,500,000,000
75,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,027,188 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2055 and the market value of those underlying securities was $76,500,000.	75,000,000
2,500,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,906,250 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $2,550,000,025.	2,500,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,723,333 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,041,590,311.	500,000,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,000,000,000
Interest in $1,200,000,000 joint repurchase agreement 4.29%, dated 1/6/2025 under which Bank of Montreal will repurchase securities provided as collateral for $1,204,433,000 on 2/6/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $1,240,124,120.
		$ 1,000,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 1/10/2025 under which Bank of Montreal will repurchase securities provided as collateral for $1,003,344,444 on 2/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2072 and the market value of those underlying securities was $1,032,952,668.	800,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.32%, dated 1/29/2025 under which Bank of Montreal will repurchase securities provided as collateral for $1,005,040,000 on 3/12/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2054 and the market value of those underlying securities was $1,030,618,000.	800,000,000
252,125,000	Repurchase agreement 4.36%, dated 1/31/2025 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $252,216,605 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 4/15/2030 and the market value of those underlying securities was $257,731,000.	252,125,000
1,700,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.32%, dated 1/30/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,011,760,000 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2063 and the market value of those underlying securities was $2,061,492,026.	1,700,000,000
641,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $641,231,828 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $654,056,465.	641,000,000
825,000,000	Interest in $1,325,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,325,479,208 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $1,351,988,803.	825,000,000
725,000,000	Interest in $1,225,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,225,443,042 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,249,951,910.	725,000,000
694,906,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase a security provided as collateral for $2,000,723,333 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 10/15/2029 and the market value of that underlying security was $2,040,737,865.	694,906,000
250,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $250,090,625 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/20/2051 and the market value of those underlying securities was $255,092,476.	250,000,000
68,308,000	Interest in $269,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $269,097,513 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $274,479,463.	68,308,000
700,000,000	Interest in $900,000,000 joint repurchase agreement 4.30%, dated 1/9/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $903,655,000 on 2/13/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2063 and the market value of those underlying securities was $927,638,906.	700,000,000
500,000,000	Repurchase agreement 4.33%, dated 1/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $500,841,944 on 2/14/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2054 and the market value of those underlying securities was $515,185,829.	500,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 4.30%, dated 1/16/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $501,672,222 on 2/14/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2060 and the market value of those underlying securities was $515,924,908.	400,000,000
800,000,000	Interest in $1,300,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,300,470,167 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,326,479,582.	800,000,000
200,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $200,072,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/7/2042 and the market value of those underlying securities was $204,074,501.	200,000,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 3,400,000,000
Repurchase agreement 4.36%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,401,235,333 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/1/2063 and the market value of those underlying securities was $3,501,855,629.
		$ 3,400,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.35%, dated 1/30/2025 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,845,833 on 2/6/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2061 and the market value of those underlying securities was $1,020,493,001.	800,000,000
200,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,072,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2054 and the market value of those underlying securities was $204,073,950.	200,000,000
1,000,000,000	Interest in $1,840,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,841,556,333 on 2/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/20/2055 and the market value of those underlying securities was $1,894,049,622.	1,000,000,000
550,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,200,435,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $1,224,000,000.	550,000,000
100,000,000	Interest in $750,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $750,271,875 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $772,780,032.	100,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,181,250 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/30/2025 and the market value of those underlying securities was $510,184,887.	250,000,000
3,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,001,087,500 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2061 and the market value of those underlying securities was $3,061,109,465.	3,000,000,000
50,000,000	Interest in $300,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $300,108,750 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2055 and the market value of those underlying securities was $309,112,014.	50,000,000
5,500,000,000	Repurchase agreement 4.25%, dated 1/31/2025 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $5,501,947,917 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 2/15/2032 and the market value of that underlying security was $5,501,947,978.	5,500,000,000
500,000,000	Repurchase agreement 4.36%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,181,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $515,000,000.	500,000,000
3,625,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,626,314,063 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2029 and the market value of those underlying securities was $3,697,500,067.	3,625,000,000
3,000,000,000	Repurchase agreement 4.36%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,001,090,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2066 and the market value of those underlying securities was $3,060,000,000.	3,000,000,000
100,000,000	Repurchase agreement 4.36%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,036,333 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2054 and the market value of those underlying securities was $102,042,336.	100,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 4.36%, dated 1/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,181,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/28/2055 and the market value of those underlying securities was $510,185,336.	250,000,000
358,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,614,833 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $1,734,627,132.	358,000,000
Semi-Annual Financial Statements and Additional Information
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 400,000,000
Repurchase agreement 4.35%, dated 1/31/2025 under which Truist Bank will repurchase securities provided as collateral for $400,145,000 on 2/3/2025. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2050 and the market value of those underlying securities was $408,000,001.
		$ 400,000,000
4,600,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,601,667,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2055 and the market value of those underlying securities was $4,692,000,000.	4,600,000,000
6,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,002,175,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $6,122,218,503.	6,000,000,000
500,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,180,833 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $510,184,450.	500,000,000
479,864,000	Interest in $1,550,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,550,561,875 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/15/2066 and the market value of those underlying securities was $1,582,915,052.	479,864,000
5,500,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,501,993,750 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $5,610,000,001.	5,500,000,000
1,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,362,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2065 and the market value of those underlying securities was $1,020,369,750.	1,000,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.33%, dated 1/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,841,944 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2029 and the market value of those underlying securities was $1,020,736,168.	750,000,000
100,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Truist Bank will repurchase a security provided as collateral for $101,072,944 on 4/30/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 8/1/2051 and the market value of that underlying security was $102,000,000.	100,000,000
1,000,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.34%, dated 1/29/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,901,603,389 on 2/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,939,168,228.	1,000,000,000
1,500,000,000	Repurchase agreement 4.35%, dated 1/30/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,501,268,750 on 2/6/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,530,739,500.	1,500,000,000
12,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $12,004,350,000 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $12,246,991,318.	12,000,000,000
2,000,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,723,333 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,040,990,915.	2,000,000,000
450,003,112	Repurchase agreement 4.35%, dated 1/31/2025 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,166,238 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 10/15/2026 and the market value of those underlying securities was $459,651,837.	450,003,112
2,800,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $2,801,015,000 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $2,858,822,038.	2,800,000,000
3,000,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,001,085,000 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $3,063,851,655.	3,000,000,000
Semi-Annual Financial Statements and Additional Information
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,000,000,000
Repurchase agreement 4.36%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,363,333 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to
5/15/2034 and the market value of those underlying securities was $1,021,291,180.
		$ 1,000,000,000
250,000,000	Repurchase agreement 4.33%, dated 1/30/2025 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,872,014 on 2/28/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2051 and the market value of those underlying securities was $260,741,547.	250,000,000
250,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Bmo Bank N.A. will repurchase securities provided as collateral for $250,090,625 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $260,312,091.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	91,583,625,112
	TOTAL INVESTMENT IN SECURITIES—96.8% (AT AMORTIZED COST)[3]	170,312,061,974
	OTHER ASSETS AND LIABILITIES - NET—3.2%[4]	5,650,187,818
	TOTAL NET ASSETS—100%	$175,962,249,792

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.024	0.052	0.026	0.003	0.000[3]	0.012
Net realized gain (loss)	0.000[3]	0.000[3]	0.014	(0.000)[3]	0.000[3]	(0.001)
Total From Investment Operations	0.024	0.052	0.040	0.003	0.000[3]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.052)	(0.040)	(0.003)	(0.000)[3]	(0.011)
Distributions from net realized gain	—	—	—	—	—	(0.000)[3]
Total Distributions	(0.024)	(0.052)	(0.040)	(0.003)	(0.000)[3]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.41%	5.37%	4.03%	0.31%	0.02%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.17%[6]	0.17%	0.17%	0.09%	0.11%	0.17%
Net investment income	4.73%[6]	5.24%	2.56%	0.25%	0.02%	0.74%
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.13%	0.22%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$922,548	$927,077	$181,157	$5,921,339	$8,073,883	$7,328,261

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.052	0.039	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.024	0.052	0.039	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.024)	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.39%	5.33%	3.99%	0.30%	0.02%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.10%	0.10%	0.19%
Net investment income	4.68%[5]	5.20%	3.92%	0.28%	0.02%	0.97%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.23%	0.23%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,282,402	$31,818,839	$28,952,071	$31,227,810	$31,176,397	$29,928,127

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.050	0.037	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.023	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.023)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.023)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.28%	5.10%	3.76%	0.22%	0.02%	0.91%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.42%	0.42%	0.17%	0.11%	0.38%
Net investment income	4.47%[5]	4.99%	3.73%	0.19%	0.01%	0.83%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.38%	0.43%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,157,432	$11,429,684	$10,250,481	$10,082,923	$13,157,890	$12,300,069

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.049	0.044	0.046	0.024	0.009
Net realized gain (loss)	0.000[2]	0.001	(0.007)	(0.044)	(0.024)	(0.000)[2]
Total From Investment Operations	0.022	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.022)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.022)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.26%	5.06%	3.73%	0.22%	0.02%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.45%	0.14%	0.19%	0.41%
Net investment income	4.41%[5]	4.95%	4.43%	0.14%	0.01%	0.89%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.13%	0.43%	0.39%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,237	$162,885	$9,462	$78	$219	$253,981

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.046	0.033	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.020	0.046	0.033	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.020)	(0.046)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.020)	(0.046)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.06%	4.66%	3.33%	0.12%	0.02%	0.63%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.27%	0.11%	0.64%
Net investment income	4.05%[5]	4.56%	3.32%	0.11%	0.01%	0.61%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.70%	0.86%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$730,317	$655,506	$641,702	$567,676	$625,477	$599,710

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.044	0.034	0.001	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	0.000[2]	(0.003)	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.020	0.044	0.031	0.001	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.020)	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.020)	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.99%	4.52%	3.18%	0.10%	0.02%	0.54%
Ratios to Average Net Assets:
Net expenses[4]	0.97%[5]	0.98%	0.98%	0.26%	0.11%	0.71%
Net investment income	3.92%[5]	4.43%	3.38%	0.08%	0.01%	0.48%
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.18%	0.93%	1.07%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$633,299	$600,873	$902,755	$307,895	$526,713	$349,935

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.051	0.038	0.003	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.023	0.051	0.038	0.003	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.023)	(0.051)	(0.038)	(0.003)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.023)	(0.051)	(0.038)	(0.003)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.33%	5.22%	3.89%	0.26%	0.02%	0.99%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.14%	0.12%	0.30%
Net investment income	4.59%[5]	5.10%	3.81%	0.24%	0.01%	0.94%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.13%	0.30%	0.32%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,883,592	$10,563,189	$3,529,186	$3,094,786	$3,044,642	$3,454,165

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.047	0.035	0.002	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	0.000[2]	(0.001)	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.021	0.047	0.034	0.002	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.021)	(0.047)	(0.034)	(0.002)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.021)	(0.047)	(0.034)	(0.002)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.14%	4.82%	3.50%	0.16%	0.02%	0.73%
Ratios to Average Net Assets:
Net expenses[4]	0.69%[5]	0.69%	0.68%	0.24%	0.12%	0.54%
Net investment income	4.21%[5]	4.72%	3.52%	0.13%	0.01%	0.66%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.59%	0.71%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,117,001	$1,199,776	$1,331,183	$1,276,028	$2,658,370	$3,303,066

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.053	0.040	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.024	0.053	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.41%	5.38%	4.04%	0.31%	0.03%	1.14%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.09%	0.10%	0.15%
Net investment income	4.74%[5]	5.25%	3.99%	0.33%	0.02%	0.96%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.20%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,177,127	$99,742,080	$88,718,697	$83,546,204	$69,590,226	$76,682,858

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.053	0.043	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	(0.003)	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.024	0.053	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gains	—	—	—	—	—	(0.000)[2]
Total Distributions	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.41%	5.38%	4.04%	0.31%	0.03%	1.14%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.10%	0.11%	0.15%
Net investment income	4.73%[5]	5.25%	4.30%	0.54%	0.03%	0.81%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.13%	0.18%	0.17%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,641,446	$8,343,757	$8,642,312	$1,942,655	$571,121	$1,089

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,		Period Ended 7/31/2022[1]
		2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.024	0.053	0.041	0.003
Net realized gain (loss)	0.000[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.024	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.41%	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%	0.14%[6]
Net investment income	4.74%[6]	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,248,850	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in repurchase agreements	$91,583,625,112
Investment in securities	78,728,436,862
Investment in securities, at amortized cost and fair value	170,312,061,974
Cash	8,103,514,615
Income receivable	261,003,724
Receivable for shares sold	266,374,896
Total Assets	178,942,955,209
Liabilities:
Payable for investments purchased	2,477,208,097
Payable for shares redeemed	158,031,687
Income distribution payable	336,510,672
Payable for investment adviser fee (Note 5)	336,861
Payable for administrative fee (Note 5)	372,784
Payable for distribution services fee (Note 5)	765,147
Payable for other service fees (Notes 2 and 5)	6,056,031
Accrued expenses (Note 5)	1,424,138
Total Liabilities	2,980,705,417
Net assets for 176,013,378,003 shares outstanding	$175,962,249,792
Net Assets Consist of:
Paid-in capital	$176,013,555,613
Total distributable earnings (loss)	(51,305,821)
Total Net Assets	$175,962,249,792
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$922,547,525 ÷ 922,815,418 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$34,282,401,701 ÷ 34,292,351,481 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,157,431,782 ÷ 12,160,969,777 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$168,237,185 ÷ 168,286,149 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$730,316,601 ÷ 730,528,633 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$633,298,993 ÷ 633,482,874 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$9,883,591,802 ÷ 9,886,469,263 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,117,001,011 ÷ 1,117,325,534 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$105,177,127,335 ÷ 105,207,702,443 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,641,445,972 ÷ 8,643,942,851 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$2,248,849,885 ÷ 2,249,503,580 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
19

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Interest	$4,174,112,814
Expenses:
Investment adviser fee (Note 5)	128,096,465
Administrative fee (Note 5)	66,184,836
Custodian fees	2,304,928
Transfer agent fees (Note 2)	1,805,344
Directors’/Trustees’ fees (Note 5)	374,343
Auditing fees	15,171
Legal fees	5,478
Portfolio accounting fees	146,488
Distribution services fee (Note 5)	4,726,315
Other service fees (Notes 2 and 5)	33,615,958
Share registration costs	579,020
Printing and postage	1,140,013
Miscellaneous (Note 5)	328,960
TOTAL EXPENSES	239,323,319
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(67,472,807)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(163,251)
TOTAL WAIVERS AND REIMBURSEMENT	(67,636,058)
Net expenses	171,687,261
Net investment income	4,002,425,553
Net realized gain on investments	429,193
Change in net assets resulting from operations	$4,002,854,746
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,002,425,553	$8,079,459,130
Net realized gain (loss)	429,193	170,438
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,002,854,746	8,079,629,568
Distributions to Shareholders:
Select Shares	(25,658,483)	(31,014,051)
Institutional Shares	(797,607,937)	(1,529,265,620)
Service Shares	(260,898,243)	(541,469,275)
Administrative Shares	(3,342,940)	(2,361,544)
Cash II Shares	(14,442,268)	(29,296,578)
Cash Series Shares	(12,542,860)	(27,909,877)
Capital Shares	(228,999,060)	(350,780,958)
Trust Shares	(25,593,839)	(63,489,475)
Premier Shares	(2,383,896,501)	(4,970,726,189)
Advisor Shares	(208,174,976)	(457,765,594)
SDG Shares	(41,564,856)	(75,398,115)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,002,721,963)	(8,079,477,276)
Share Transactions:
Proceeds from sale of shares	436,375,393,739	888,090,732,634
Net asset value of shares issued to shareholders in payment of distributions declared	1,848,255,957	3,702,830,116
Cost of shares redeemed	(430,550,417,764)	(868,445,560,859)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,673,231,932	23,348,001,891
Change in net assets	7,673,364,715	23,348,154,183
Net Assets:
Beginning of period	168,288,885,077	144,940,730,894
End of period	$175,962,249,792	$168,288,885,077
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
21

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
22

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $67,636,058 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$3,670	$—
Institutional Shares	115,794	—
Service Shares	750,397	—
Administrative Shares	520	(6)
Cash II Shares	289,597	—
Cash Series Shares	43,529	—
Capital Shares	33,771	—
Trust Shares	188,443	—
Premier Shares	342,015	(1,305)
Advisor Shares	31,649	(1,857)
SDG Shares	5,959	—
TOTAL	$1,805,344	$(3,168)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$54,821
Institutional Shares	8,092,518
Service Shares	14,587,483
Administrative Shares	189,290
Cash II Shares	892,217
Cash Series Shares	800,414
Capital Shares	7,480,856
Trust Shares	1,518,359
TOTAL	$33,615,958
For the six months ended January 31, 2025, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Semi-Annual Financial Statements and Additional Information
23

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	4,308,518,912	$4,308,518,912	5,207,166,962	$5,207,166,962
Shares issued to shareholders in payment of distributions declared	13,008,328	13,008,328	11,578,884	11,578,884
Shares redeemed	(4,326,068,799)	(4,326,068,799)	(4,472,610,381)	(4,472,610,381)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(4,541,559)	$(4,541,559)	746,135,465	$746,135,465
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	76,943,220,074	$76,943,220,074	140,052,349,750	$140,052,349,750
Shares issued to shareholders in payment of distributions declared	379,256,490	379,256,490	625,093,659	625,093,659
Shares redeemed	(74,858,651,659)	(74,858,651,659)	(137,811,268,098)	(137,811,268,098)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,463,824,905	$2,463,824,905	2,866,175,311	$2,866,175,311
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,125,263,402	$16,125,263,402	30,315,330,025	$30,315,330,025
Shares issued to shareholders in payment of distributions declared	88,773,395	88,773,395	205,683,895	205,683,895
Shares redeemed	(15,486,233,506)	(15,486,233,506)	(29,341,966,373)	(29,341,966,373)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	727,803,291	$727,803,291	1,179,047,547	$1,179,047,547
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	704,428,738	$704,428,738	530,744,767	$530,744,767
Shares issued to shareholders in payment of distributions declared	519,564	519,564	705,796	705,796
Shares redeemed	(699,596,387)	(699,596,387)	(377,981,202)	(377,981,202)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	5,351,915	$5,351,915	153,469,361	$153,469,361
Semi-Annual Financial Statements and Additional Information
24

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	375,470,659	$375,470,659	639,037,366	$639,037,366
Shares issued to shareholders in payment of distributions declared	14,144,944	14,144,944	28,718,769	28,718,769
Shares redeemed	(314,792,103)	(314,792,103)	(653,979,972)	(653,979,972)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	74,823,500	$74,823,500	13,776,163	$13,776,163
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,233,138,881	$2,233,138,881	4,027,250,465	$4,027,250,465
Shares issued to shareholders in payment of distributions declared	12,511,707	12,511,707	27,236,276	27,236,276
Shares redeemed	(2,213,223,623)	(2,213,223,623)	(4,356,505,870)	(4,356,505,870)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	32,426,965	$32,426,965	(302,019,129)	$(302,019,129)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,889,804,901	$5,889,804,901	26,120,717,921	$26,120,717,921
Shares issued to shareholders in payment of distributions declared	24,353,769	24,353,769	136,030,178	136,030,178
Shares redeemed	(6,594,101,191)	(6,594,101,191)	(19,220,769,784)	(19,220,769,784)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(679,942,521)	$(679,942,521)	7,035,978,315	$7,035,978,315
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,750,137,257	$1,750,137,257	4,610,941,985	$4,610,941,985
Shares issued to shareholders in payment of distributions declared	17,912,750	17,912,750	46,886,028	46,886,028
Shares redeemed	(1,850,865,105)	(1,850,865,105)	(4,789,342,062)	(4,789,342,062)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(82,815,098)	$(82,815,098)	(131,514,049)	$(131,514,049)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	296,267,048,151	$296,267,048,151	616,742,825,265	$616,742,825,265
Shares issued to shareholders in payment of distributions declared	1,077,298,615	1,077,298,615	2,160,935,434	2,160,935,434
Shares redeemed	(291,909,106,092)	(291,909,106,092)	(607,881,473,296)	(607,881,473,296)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,435,240,674	$5,435,240,674	11,022,287,403	$11,022,287,403
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	9,994,804,329	$9,994,804,329	20,024,535,132	$20,024,535,132
Shares issued to shareholders in payment of distributions declared	187,418,635	187,418,635	402,401,002	402,401,002
Shares redeemed	(9,884,581,097)	(9,884,581,097)	(20,725,999,780)	(20,725,999,780)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	297,641,867	$297,641,867	(299,063,646)	$(299,063,646)
Semi-Annual Financial Statements and Additional Information
25

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	21,783,558,435	$21,783,558,435	39,819,832,996	$39,819,832,996
Shares issued to shareholders in payment of distributions declared	33,057,760	33,057,760	57,560,195	57,560,195
Shares redeemed	(22,413,198,202)	(22,413,198,202)	(38,813,664,041)	(38,813,664,041)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	(596,582,007)	$(596,582,007)	1,063,729,150	$1,063,729,150
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,673,231,932	$7,673,231,932	23,348,001,891	$23,348,001,891
4. FEDERAL TAX INFORMATION
As of July 31, 2024, the Fund had a capital loss carryforward of $51,597,294 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$51,597,294	$—	$51,597,294
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Fund’s Adviser voluntarily waived $67,472,807 of its fee and voluntarily reimbursed $3,168 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Semi-Annual Financial Statements and Additional Information
26

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$37,858	$—
Cash II Shares	1,249,104	—
Cash Series Shares	1,920,994	(160,083)
Trust Shares	1,518,359	—
TOTAL	$4,726,315	$(160,083)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $247,080 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $90,174 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Financial Statements and Additional Information
27

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
28

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Semi-Annual Financial Statements and Additional Information
29

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
30

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
31

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
32

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
33

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450196 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER—27.4%
		Aerospace/Auto—0.1%
$ 50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.654%, 4/24/2025	$ 49,481,805
		Finance - Banking—23.8%
47,942,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.718%, 2/4/2025	47,923,303
720,000,000		Anglesea Funding LLC, 4.377% - 4.706%, 2/3/2025 - 4/1/2025	718,103,278
537,000,000		Australia & New Zealand Banking Group Ltd., 4.495% - 5.426%, 5/19/2025 - 11/25/2025	524,622,335
1,635,000,000		Bank of Montreal, 4.495% - 5.571%, 4/1/2025 - 1/8/2026	1,603,999,992
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.503%, 10/28/2025	91,940,499
4,220,500,000		BPCE S.A., 4.431% - 4.670%, 3/3/2025 - 4/17/2025	4,197,212,757
1,660,000,000		Canadian Imperial Bank of Commerce, 4.070% - 5.423%, 2/4/2025 - 11/17/2025	1,617,803,122
250,000,000		Canadian Imperial Holdings, Inc., 4.369%, 10/3/2025	242,908,750
400,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 4.343%, 2/4/2025	399,855,333
400,000,000		Chesham Finance LLC Series IV, (HSBC Bank PLC COL)/(Hongkong & Shanghai Banking Corp. COL), 4.343%, 2/4/2025	399,855,333
120,000,000		DNB Bank ASA, 4.623% - 5.005%, 2/21/2025 - 5/12/2025	118,842,611
142,500,000		Glencove Funding LLC, (Standard Chartered Bank COL), 4.380%, 2/3/2025	142,465,404
389,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.469% - 4.706%, 2/24/2025 - 4/17/2025	386,469,703
270,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 4.378%, 2/10/2025	269,705,700
40,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 4.601%, 3/12/2025	39,807,044
275,000,000		Longship Funding LLC, 4.399% - 4.699%, 2/18/2025 - 3/20/2025	273,958,174
200,000,000		Mizuho Bank Ltd., 4.539%, 4/10/2025	198,307,556
350,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	349,466,347
3,637,500,000		National Bank of Canada, 4.495% - 5.544%, 2/3/2025 - 1/21/2026	3,558,795,426
519,500,000		Paradelle Funding LLC, 4.136% - 5.244%, 2/24/2025 - 10/30/2025	508,265,775
260,000,000		Podium Funding Trust, 4.469% - 5.025%, 2/19/2025 - 3/26/2025	259,196,289
200,000,000		Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 4.547%, 3/21/2025	198,800,000
1,033,000,000		Royal Bank of Canada, 4.517% - 4.550%, 10/9/2025 - 11/6/2025	1,000,573,333
375,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.569% - 4.570%, 3/19/2025 - 3/21/2025	372,807,639
61,000,000		Svenska Handelsbanken AB, 4.468%, 4/2/2025	60,555,717
2,385,500,000		Toronto Dominion Bank, 4.169% - 5.549%, 2/21/2025 - 1/7/2026	2,339,212,126
366,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.469% - 4.706%, 2/26/2025 - 4/16/2025	363,260,325
1,117,500,000		Westpac Banking Corp. Ltd., 4.166% - 5.263%, 2/4/2025 - 9/29/2025	1,104,222,667
		TOTAL	21,388,936,538
		Finance - Commercial—0.0%
30,000,000		Atlantic Asset Securitization LLC, 4.684%, 3/4/2025	29,880,392
		Finance - Retail—0.3%
140,000,000		CAFCO, LLC, 4.641%, 5/28/2025 - 5/29/2025	137,950,175
25,000,000		CHARTA, LLC, 4.650%, 5/27/2025	24,637,430
75,000,000		CRC Funding, LLC, 4.650%, 5/27/2025	73,912,292
57,000,000		Sheffield Receivables Co. LLC, 4.751%, 2/21/2025	56,852,117
25,000,000		Thunder Bay Funding, LLC, 4.186%, 9/25/2025	24,341,167
		TOTAL	317,693,181
		Health Care—0.1%
50,000,000		Ascension Health Alliance Senior Credit Group, 4.423%, 2/26/2025	49,847,222
		Insurance—1.6%
84,494,000		MetLife Short Term Funding LLC, 4.356%, 2/10/2025	84,402,324
1,321,000,000		UnitedHealth Group, Inc., 4.332%, 2/3/2025	1,320,682,226
		TOTAL	1,405,084,550
		Oil & Oil Finance—0.3%
282,000,000		TotalEnergies Capital, 4.357% - 4.379%, 2/4/2025 - 2/26/2025	281,491,417
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Pharmaceuticals and Health Care—0.1%
$ 122,000,000		Eli Lilly & Co., 4.602%, 2/3/2025	$ 121,969,025
		Sovereign—1.1%
85,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 4.745%, 2/10/2025	84,900,763
425,000,000		Caisse des Depots et Consignations (CDC), 4.375% - 4.390%, 4/14/2025 - 4/15/2025	421,288,465
275,000,000		Erste Abwicklungsanstalt, 4.352%, 3/13/2025	273,680,000
184,000,000		NRW.Bank, 4.361%, 4/25/2025	182,194,934
		TOTAL	962,064,162
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $24,606,448,292)	24,606,448,292
		CERTIFICATES OF DEPOSIT—12.2%
		Finance - Banking—12.2%
1,557,000,000		Bank of America N.A., 4.180% - 5.320%, 2/5/2025 - 1/2/2026	1,557,000,000
225,000,000		Bank of America N.A., 5.270%, 2/14/2025	225,000,000
35,000,000		Bank of Montreal, 5.500%, 6/10/2025	35,000,000
490,000,000		Bank of Nova Scotia, 4.440% - 4.620%, 10/10/2025 - 11/25/2025	490,000,000
1,108,000,000		Canadian Imperial Bank of Commerce, 4.200% - 5.550%, 2/7/2025 - 12/4/2025	1,108,000,000
640,000,000		Citibank, N.A., 4.210% - 4.220%, 7/10/2025 - 7/11/2025	640,000,000
650,000,000		Credit Agricole Corporate and Investment Bank, 4.330%, 2/4/2025 - 2/7/2025	650,000,000
400,000,000		MUFG Bank Ltd., 4.450% - 4.460%, 4/22/2025	400,000,000
210,000,000		Royal Bank of Canada, New York Branch, 4.460%, 10/8/2025	210,000,000
150,000,000		State Street Bank and Trust Co., 4.460%, 5/16/2025	150,000,000
835,500,000		Sumitomo Mitsui Banking Corp., 4.560%, 3/28/2025 - 3/31/2025	835,500,000
2,330,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.430% - 4.730%, 2/3/2025 - 5/9/2025	2,330,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.460%, 5/12/2025	49,388,211
961,000,000		Toronto Dominion Bank, 4.200% - 5.550%, 3/28/2025 - 1/22/2026	961,000,000
1,175,000,000		Truist Bank, 4.400% - 4.470%, 3/31/2025 - 5/23/2025	1,175,000,000
75,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	75,000,000
75,000,000		Westpac Banking Corp. Ltd., 5.270%, 2/14/2025	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $10,965,888,211)	10,965,888,211
		TIME DEPOSITS—10.7%
		Finance - Banking—10.7%
4,450,000,000		ABN Amro Bank NV, 4.330%, 2/4/2025 - 2/7/2025	4,450,000,000
500,000,000		Australia & New Zealand Banking Group Ltd., 4.330%, 2/3/2025	500,000,000
2,300,000,000		Australia & New Zealand Banking Group Ltd., 4.350%, 2/4/2025 - 2/7/2025	2,300,000,000
1,025,000,000		DNB Bank ASA, 4.330%, 2/3/2025	1,025,000,000
1,305,000,000		Mizuho Bank Ltd., 4.340%, 2/3/2025	1,305,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $9,580,000,000)	9,580,000,000
	[2]	NOTES - VARIABLE—8.9%
		Aerospace/Auto—1.5%
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.650% (SOFR +0.300%), 2/3/2025	100,000,000
325,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.690% (SOFR +0.340%), 2/3/2025	325,000,000
300,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.700% (SOFR +0.350%), 2/3/2025	300,000,000
585,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.700% (SOFR +0.350%), 2/3/2025	585,000,000
		TOTAL	1,310,000,000
		Finance - Banking—6.1%
30,650,000		Alper Drive Apts., LLC, (Northern Trust Co. LOC), 4.440%, 2/6/2025	30,650,000
199,000,000		Australia & New Zealand Banking Group Ltd., 4.540% (SOFR +0.180%), 2/3/2025	199,000,000
160,000,000		Australia & New Zealand Banking Group Ltd., 4.560% (SOFR +0.200%), 2/3/2025	160,000,000
873,000,000		Bank of America N.A., 4.630% (SOFR +0.280%), 2/3/2025	873,000,000
100,000,000		Bank of America N.A., 4.700% (SOFR +0.350%), 2/3/2025	100,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 75,000,000		Bank of Montreal, 4.660% (SOFR +0.300%), 2/3/2025	$ 75,000,000
160,000,000		Bank of Montreal, 4.660% (SOFR +0.300%), 2/3/2025	160,000,000
100,000,000		Bank of Montreal, 4.730% (SOFR +0.370%), 2/3/2025	100,000,000
350,000,000		Bank of Nova Scotia, 4.700% (SOFR +0.340%), 2/3/2025	350,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.560% (SOFR +0.200%), 2/3/2025	100,000,000
138,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.580% (SOFR +0.220%), 2/3/2025	138,500,000
430,000,000		Canadian Imperial Bank of Commerce, 4.710% (SOFR +0.350%), 2/3/2025	430,000,000
4,470,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.370%, 2/6/2025	4,470,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.690% (SOFR +0.330%), 2/3/2025	100,000,000
90,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.690% (SOFR +0.330%), 2/3/2025	90,000,000
200,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.350%), 2/3/2025	200,000,000
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.350%), 2/3/2025	40,000,000
160,000,000		J.P. Morgan Securities LLC, 4.630% (SOFR +0.280%), 2/3/2025	160,000,000
150,000,000		J.P. Morgan Securities LLC, 4.630% (SOFR +0.280%), 2/3/2025	150,000,000
85,000,000		J.P. Morgan Securities LLC, 4.640% (SOFR +0.290%), 2/3/2025	85,000,000
55,000,000		J.P. Morgan Securities LLC, 4.640% (SOFR +0.290%), 2/3/2025	55,000,000
125,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.300%), 2/3/2025	125,000,000
160,000,000		National Australia Bank Ltd., 4.560% (SOFR +0.200%), 2/3/2025	160,000,000
200,000,000		National Australia Bank Ltd., 4.710% (SOFR +0.350%), 2/3/2025	200,000,000
100,000,000		National Bank of Canada, 4.660% (SOFR +0.300%), 2/3/2025	100,000,000
200,000,000		Nordea Bank Abp, 4.560% (SOFR +0.200%), 2/3/2025	200,000,000
19,670,000		Osprey Properties LP, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 4.350%, 2/6/2025	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank, N.A. LOC), 4.480%, 2/6/2025	29,435,000
50,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.640% (SOFR +0.280%), 2/3/2025	50,000,000
178,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.650% (SOFR +0.290%), 2/3/2025	178,000,000
23,920,000		Rooney Holdings, LLC, (BMO Bank, N.A. LOC), 4.450%, 2/6/2025	23,920,000
258,000,000		Royal Bank of Canada, 4.700% (SOFR +0.340%), 2/3/2025	258,000,000
225,000,000		Royal Bank of Canada, New York Branch, 4.700% (SOFR +0.340%), 2/3/2025	225,000,000
180,000,000		Svenska Handelsbanken AB, 4.550% (SOFR +0.200%), 2/3/2025	180,000,000
42,250,000		Taxable Tender Option Bond Trust 2024-XF3219TX, Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.600%, 2/6/2025	42,250,000
65,000,000		Westpac Banking Corp. Ltd., 4.690% (SOFR +0.330%), 2/3/2025	65,000,000
		TOTAL	5,456,895,000
		Finance - Retail—0.4%
100,000,000		Old Line Funding, LLC, 4.590% (SOFR +0.240%), 2/3/2025	100,000,000
35,000,000		Old Line Funding, LLC, 4.630% (SOFR +0.280%), 2/3/2025	35,000,000
75,000,000		Old Line Funding, LLC, 4.640% (SOFR +0.290%), 2/3/2025	75,000,000
75,000,000		Thunder Bay Funding, LLC, 4.630% (SOFR +0.280%), 2/3/2025	75,000,000
69,000,000		Thunder Bay Funding, LLC, 4.640% (SOFR +0.290%), 2/3/2025	69,000,000
		TOTAL	354,000,000
		Government Agency—0.9%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	13,965,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	4,925,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	15,550,000
86,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	86,000,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	4,460,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	10,545,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	$ 11,800,000
9,860,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	9,860,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	28,220,000
5,610,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 4.400%, 2/6/2025	5,610,000
20,000,000		Desert Vistas, a California LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	20,000,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	9,990,000
9,400,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	9,400,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	6,130,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	30,000,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/6/2025	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, Series 2023, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/6/2025	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/6/2025	13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, Series 2023, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/5/2025	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	5,985,000
24,515,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	24,515,000
10,920,000		MBW Legacy Investments, LLC, Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	10,920,000
6,980,000		Morofsky Legacy Irrevocable Trust, (Series 2024), (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	6,980,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	4,785,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	5,875,000
25,000,000		Olive Development Bond I LLC, (San Marcos Project) Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.900%, 2/5/2025	25,000,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	35,960,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	32,015,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	37,930,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	7,020,000
28,250,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	28,250,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	11,455,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 4.400%, 2/6/2025	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	7,110,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	8,825,000
11,110,000		The CLC Irrevocable Insurance Trust, Series 2024, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	11,110,000
7,780,000		The D. Neiman Legacy Trust, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	7,780,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/6/2025	2,560,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, Series 2019, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	13,385,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	7,490,000
4,635,000		The Raymon Lee Ince Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	4,635,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.400%, 2/6/2025	10,190,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/6/2025	17,400,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	$ 10,740,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	16,400,000
		TOTAL	842,230,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $7,963,125,000)	7,963,125,000
		ASSET-BACKED SECURITIES—0.0%
		Auto Receivables—0.0%
1,186,241		CarMax Auto Owner Trust 2024-3, Class A-1, 5.440%, 8/15/2025	1,186,241
		Equipment Lease—0.0%
11,649,986		M&T Equipment (2024-1 LEAF1) Notes, Class A1, 5.385%, 8/15/2025 (IDENTIFIED COST $11,649,987)	11,649,986
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,836,228)	12,836,227
		OTHER REPURCHASE AGREEMENTS—15.9%
		Finance - Banking—15.9%
35,000,000		BMO Capital Markets Corp., 4.48%, dated 1/31/2025, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,013,067 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $35,713,338 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
250,000,000		BMO Capital Markets Corp., 4.43%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,221,500 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $612,678,729 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
900,000,000		BNP Paribas S.A., 4.41%, dated 1/31/2025, interest in a $1,475,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,475,542,063 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes, with a market value of $1,505,140,226 have been received as collateral and held with BNY Mellon as tri-party agent.	900,000,000
1,350,000,000		BNP Paribas S.A., 4.48%, dated 1/31/2025, interest in a $1,500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,500,560,000 on 2/3/2025, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $1,530,571,682 have been received as collateral and held with BNY Mellon as tri-party agent.	1,350,000,000
10,000,000		Citigroup Global Markets, Inc., 4.83%, dated 1/31/2025, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,004,025 on 2/3/2025, in which asset-backed securities and collateralized mortgage obligations with a market value of $10,297,284 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
535,000,000		Citigroup Global Markets, Inc., 4.73%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $688,150,049 on 3/13/2025, in which American depositary receipts and common stocks with a market value of $701,635,205 have been received as collateral and held with BNY Mellon as tri-party agent.	535,000,000
750,000,000		Citigroup Global Markets, Inc., 4.73%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $753,448,958 on 3/13/2025 in which American depositary receipts, common stocks and convertible bonds with a market value of $768,216,607 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
135,000,000		Credit Agricole S.A., 4.49%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,174,611 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $204,076,331 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
150,000,000		Credit Agricole S.A., 4.39%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,213,403 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $255,093,433 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000		Credit Agricole S.A., 4.39%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,256,083 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $306,163,745 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 225,000,000
Credit Agricole S.A., 4.39%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,256,083 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $306,111,946 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 225,000,000
250,000,000	Credit Agricole S.A., 4.39%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,213,403 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and U.S. Government Agency securities with a market value of $255,093,288 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Credit Agricole S.A., 4.39%, dated 11/8/2024, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,298,764 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $357,130,603 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
350,000,000	Credit Agricole S.A., 4.39%, dated 5/8/2024, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,298,764 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $357,217,809 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
691,000,000	Credit Agricole S.A., 4.39%, dated 1/31/2025, interest in a $691,000,000 collateralized loan agreement will repurchase securities provided as collateral for $691,589,845 on 2/7/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes, treasury notes, sovereign debt securities and U.S. Government Agency securities with a market value of $705,077,848 have been received as collateral and held with BNY Mellon as tri-party agent.	691,000,000
25,000,000	HSBC Securities (USA), Inc., 4.43%, dated 1/31/2025, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,009,229 on 2/3/2025, in which asset-backed securities with a market value of $25,500,001 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
160,000,000	HSBC Securities (USA), Inc., 4.53%, dated 1/31/2025, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,060,400 on 2/3/2025, in which corporate bonds with a market value of $163,200,001 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
565,000,000	HSBC Securities (USA), Inc., 4.43%, dated 1/31/2025, interest in a $615,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $615,227,038 on 2/3/2025, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $627,300,536 have been received as collateral and held with BNY Mellon as tri-party agent.	565,000,000
150,000,000	ING Financial Markets LLC, 4.40%, dated 1/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,091,667 on 2/3/2025 in which common stocks and exchange-traded funds with a market value of $255,093,570 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
1,150,000,000	J.P. Morgan Securities LLC, 4.55%, dated 1/6/2025, interest in a $1,400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,405,131,389 on 2/4/2025, in which corporate bonds and medium-term notes with a market value of $1,428,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	1,150,000,000
100,000,000	Mizuho Securities USA, Inc., 4.73%, dated 12/20/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,459,861 on 3/13/2025, in which treasury notes with a market value of $102,428,951 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
270,000,000	Mizuho Securities USA, Inc., 4.73%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,379,583 on 3/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and municipal bonds with a market value of $307,287,197 have been received as collateral and held with BNY Mellon as tri-party agent.	270,000,000
550,000,000	Mizuho Securities USA, Inc., 4.43%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,221,500 on 2/3/2025, in which asset-backed securities and U.S. Government Agency securities with a market value of $612,225,931 have been received as collateral and held with BNY Mellon as tri-party agent.	550,000,000
1,325,000,000	Mizuho Securities USA, Inc., 4.48%, dated 1/31/2025, interest in a $1,825,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,825,681,333 on 2/3/2025, in which common stocks with a market value of $1,862,195,825 have been received as collateral and held with BNY Mellon as tri-party agent.	1,325,000,000
354,000,000	Mitsubishi UFG Securities Americas Inc., 4.48%, dated 1/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,149,333 on 2/3/2025, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds, municipal bonds and medium-term notes with a market value of $408,152,362 have been received as collateral and held with BNY Mellon as tri-party agent.	354,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 165,000,000
Pershing LLC, 4.58%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,267,167 on 2/13/2025, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds, U.S. treasury securities and U.S. Government Agency securities with a market value of $306,871,390 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 165,000,000
300,000,000	Societe Generale, Paris., 4.39%, dated 1/31/2025, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,201,208 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,205,234 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
300,000,000	Societe Generale, Paris., 4.57%, dated 1/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $402,995,889 on 3/31/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $408,155,701 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
400,000,000	Societe Generale, Paris., 4.46%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,223,000 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $612,228,636 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
50,000,000	Standard Chartered Bank, 4.37%, dated 1/31/2025, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,054,625 on 2/3/2025, in which U.S. Government Agency securities with a market value of $153,122,945 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 4.40%, dated 1/31/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,085,556 on 2/7/2025, in which U.S. Government Agency securities, treasury bonds and treasury notes with a market value of $102,204,316 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 4.41%, dated 1/31/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,073,500 on 2/3/2025, in which corporate bonds and medium-term notes with a market value of $204,075,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
400,000,000	TD Securities (USA), LLC, 4.43%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,430,694 on 2/13/2025, in which asset-backed securities with a market value of $510,189,147 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
100,000,000	Wells Fargo Securities LLC, 5.06%, dated 4/3/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,265,000 on 2/12/2025, in which treasury bills with a market value of $103,161,271 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
140,000,000	Wells Fargo Securities LLC, 4.93%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $141,725,500 on 2/4/2025 in which medium-term notes with a market value of $144,540,834 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
150,000,000	Wells Fargo Securities LLC, 5.06%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,897,500 on 2/12/2025, in which treasury notes with a market value of $154,742,657 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 4.48%, dated 1/29/2025, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,152,444 on 2/5/2025, in which American depositary receipts, corporate bonds and medium-term notes with a market value of $178,611,693 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
220,000,000	Wells Fargo Securities LLC, 5.05%, dated 1/9/2023, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,777,500 on 2/5/2025 in which medium-term notes with a market value of $227,170,864 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
400,000,000	Wells Fargo Securities LLC, 4.88%, dated 1/29/2025, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $404,880,000 on 5/7/2025 in which American depositary receipts, corporate bonds, commercial paper, certificates of deposit and medium-term notes with a market value of $408,166,941 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
500,000,000	Wells Fargo Securities LLC, 4.93%, dated 8/14/2023, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $506,162,500 on 2/4/2025 in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $516,216,656 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $14,230,000,000)	14,230,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—21.2%
	Finance - Banking—21.2%
$4,000,000,000
Repurchase agreement 4.25%, dated 1/31/2025 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $4,001,416,667 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/15/2031 and the market value of those underlying securities was $4,001,416,749.
		$ 4,000,000,000
2,400,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,400,870,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $2,448,887,401.	2,400,000,000
2,000,000,000	Repurchase agreement 4.36%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,726,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 2/1/2055 and the market value of those underlying securities was $2,059,945,335.	2,000,000,000
1,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,362,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,020,000,005.	1,000,000,000
7,000,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $7,002,531,667 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 1/15/2028 and the market value of those underlying securities was $7,144,078,528.	7,000,000,000
1,000,000,000	Interest in $4,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,001,450,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2029 and the market value of those underlying securities was $4,080,000,001.	1,000,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,250,453,125 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2074 and the market value of those underlying securities was $1,280,998,131.	500,000,000
669,380,000	Interest in $3,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,001,087,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,061,109,278.	669,380,000
500,000,000	Repurchase agreement 4.93%, dated 8/14/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $506,162,500 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/31/2079 and the market value of those underlying securities was $516,216,656.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $19,069,380,000)	19,069,380,000
	TOTAL INVESTMENT IN SECURITIES—96.3% (AT AMORTIZED COST)[3]	86,427,677,730
	OTHER ASSETS AND LIABILITIES - NET—3.7%[4]	3,277,160,462
	TOTAL NET ASSETS—100%	$89,704,838,192

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of January 31, 2025, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.051	0.038	0.002	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.051	0.038	0.002	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.023)	(0.051)	(0.038)	(0.002)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.051)	(0.038)	(0.002)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.30%	5.23%	3.89%	0.20%	0.01%	1.01%
Ratios to Average Net Assets:
Net expenses[4]	0.49%[5]	0.49%	0.51%	0.32%	0.23%	0.53%
Net investment income	4.51%[5]	5.10%	3.70%	0.18%	0.01%	1.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.33%	0.41%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,059,540	$965,810	$536,771	$711,893	$1,034,830	$1,603,414

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.045	0.032	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.019	0.045	0.032	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.019)	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.96%	4.56%	3.24%	0.08%	0.01%	0.56%
Ratios to Average Net Assets:
Net expenses[4]	1.14%[5]	1.13%	1.13%	0.45%	0.23%	0.97%
Net investment income	3.87%[5]	4.46%	3.23%	0.09%	0.01%	0.54%
Expense waiver/reimbursement[6]	0.08%[5]	0.10%	0.14%	0.82%	1.09%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,824	$51,757	$48,737	$41,244	$38,762	$48,615

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.054	0.041	0.003	0.000[2]	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.024	0.054	0.041	0.003	0.000[2]	0.013
Less Distributions:
Distributions from net investment income	(0.024)	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.024)	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.45%	5.52%	4.20%	0.33%	0.04%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	4.79%[5]	5.39%	4.42%	0.36%	0.04%	1.33%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,300,142	$69,770,608	$44,262,167	$13,928,308	$11,788,470	$18,814,127

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.054	0.041	0.003	0.000[2]	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.024	0.054	0.041	0.003	0.000[2]	0.013
Less Distributions:
Distributions from net investment income	(0.024)	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.45%	5.52%	4.20%	0.33%	0.04%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	4.81%[5]	5.39%	4.42%	0.75%	0.04%	1.32%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,514,530	$2,731,361	$3,288,901	$1,026,476	$187,921	$376,278

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.051	0.039	0.002	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.051	0.039	0.002	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.023)	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.32%	5.26%	3.94%	0.24%	0.01%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.45%	0.28%	0.23%	0.45%
Net investment income	4.55%[5]	5.14%	4.07%	0.23%	0.01%	1.06%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.28%	0.32%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,358,430	$4,082,531	$2,868,424	$1,479,712	$1,711,361	$3,016,273

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.047	0.034	0.001	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.021	0.047	0.034	0.001	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.021)	(0.047)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.047)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.09%	4.79%	3.48%	0.12%	0.01%	0.72%
Ratios to Average Net Assets:
Net expenses[4]	0.90%[5]	0.90%	0.90%	0.40%	0.22%	0.81%
Net investment income	4.10%[5]	4.69%	3.35%	0.12%	0.01%	0.71%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.60%	0.78%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,330,862	$1,198,130	$1,061,640	$1,301,550	$1,275,933	$1,125,251

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.033	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.020	0.045	0.033	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.020)	(0.045)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.01%	4.64%	3.34%	0.09%	0.01%	0.62%
Ratios to Average Net Assets:
Net expenses[4]	1.05%[5]	1.05%	1.04%	0.42%	0.22%	0.92%
Net investment income	3.95%[5]	4.54%	3.45%	0.10%	0.01%	0.63%
Expense waiver/reimbursement[6]	0.13%[5]	0.15%	0.19%	0.84%	1.03%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,831	$115,357	$72,195	$42,283	$42,076	$33,265

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.053	0.040	0.003	0.000[2]	0.012
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.024	0.053	0.040	0.003	0.000[2]	0.012
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.012)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.39%	5.42%	4.10%	0.29%	0.01%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.23%	0.23%	0.30%
Net investment income	4.70%[5]	5.29%	4.20%	0.27%	0.01%	1.20%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.18%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$843,424	$787,691	$600,915	$310,975	$329,279	$548,708

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.049	0.036	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.022	0.049	0.036	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.022)	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.022)	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.20%	5.03%	3.69%	0.17%	0.01%	0.87%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.67%	0.69%	0.33%	0.23%	0.66%
Net investment income	4.33%[5]	4.91%	3.97%	0.12%	0.01%	0.86%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.09%	0.47%	0.57%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,254	$115,945	$48,449	$18,172	$2,670,993	$3,667,951

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$33,299,380,000
Investment in securities	53,128,297,730
Investment in securities, at amortized cost and fair value	86,427,677,730
Cash	3,029,466,441
Income receivable	215,994,497
Receivable for shares sold	286,197,060
Total Assets	89,959,335,728
Liabilities:
Payable for investments purchased	4,000,000
Payable for shares redeemed	241,162,302
Income distribution payable	6,275,940
Payable for investment adviser fee (Note 5)	284,592
Payable for administrative fee (Note 5)	189,693
Payable for distribution services fee (Note 5)	492,241
Payable for other service fees (Notes 2 and 5)	1,675,173
Accrued expenses (Note 5)	417,595
Total Liabilities	254,497,536
Net assets for 89,708,172,884 shares outstanding	$89,704,838,192
Net Assets Consist of:
Paid-in capital	$89,708,164,068
Total distributable earnings (loss)	(3,325,876)
Total Net Assets	$89,704,838,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,059,540,407 ÷ 1,059,579,769 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,824,023 ÷ 51,825,952 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$79,300,142,443 ÷ 79,303,089,951 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,514,530,084 ÷ 2,514,623,976 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,358,430,049 ÷ 4,358,591,986 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,330,862,014 ÷ 1,330,911,521 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$117,830,538 ÷ 117,834,923 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$843,424,430 ÷ 843,455,823 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$128,254,204 ÷ 128,258,983 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Interest	$2,129,680,932
Expenses:
Investment adviser fee (Note 5)	63,915,917
Administrative fee (Note 5)	33,025,393
Custodian fees	1,166,184
Transfer agent fees (Note 2)	1,291,533
Directors’/Trustees’ fees (Note 5)	176,833
Auditing fees	14,346
Legal fees	5,479
Portfolio accounting fees	140,441
Distribution services fee (Note 5)	2,865,227
Other service fees (Notes 2 and 5)	8,968,072
Share registration costs	852,058
Printing and postage	924,146
Miscellaneous (Note 5)	176,563
TOTAL EXPENSES	113,522,192
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(13,462,147)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(73,677)
TOTAL WAIVERS AND REIMBURSEMENTS	(13,535,824)
Net expenses	99,986,368
Net investment income	2,029,694,564
Net realized gain on investments	257,492
Change in net assets resulting from operations	$2,029,952,056
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,029,694,564	$3,624,080,368
Net realized gain (loss)	257,492	798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,029,952,056	3,624,081,166
Distributions to Shareholders:
Automated Shares	(22,954,485)	(37,809,597)
Class R Shares	(998,715)	(2,258,461)
Wealth Shares	(1,795,010,190)	(3,127,512,243)
Advisor Shares	(63,367,565)	(168,711,846)
Service Shares	(97,353,860)	(187,229,531)
Cash II Shares	(26,276,312)	(54,283,403)
Cash Series Shares	(2,264,432)	(4,348,667)
Capital Shares	(18,942,158)	(37,697,496)
Trust Shares	(2,596,893)	(4,177,997)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,029,764,610)	(3,624,029,241)
Share Transactions:
Proceeds from sale of shares	47,656,515,449	89,431,430,346
Net asset value of shares issued to shareholders in payment of distributions declared	1,987,166,064	3,528,760,575
Cost of shares redeemed	(39,758,219,828)	(65,929,251,913)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,885,461,685	27,030,939,008
Change in net assets	9,885,649,131	27,030,990,933
Net Assets:
Beginning of period	79,819,189,061	52,788,198,128
End of period	$89,704,838,192	$79,819,189,061
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $13,535,824 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$209,576	$(3,313)
Class R Shares	62,501	—
Wealth Shares	328,746	(42)
Advisor Shares	11,557	—
Service Shares	18,795	—
Cash II Shares	599,297	—
Cash Series Shares	56,998	(129)
Capital Shares	3,536	—
Trust Shares	527	—
TOTAL	$1,291,533	$(3,484)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $25,023 of other service fees for the six months ended January 31, 2025. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,273,596
Class R Shares	63,800
Service Shares	5,350,707
Cash II Shares	1,601,705
Cash Series Shares	143,206
Capital Shares	402,960
Trust Shares	132,098
TOTAL	$8,968,072
For the six months ended January 31, 2025, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	614,452,007	$614,452,007	1,123,571,026	$1,123,571,026
Shares issued to shareholders in payment of distributions declared	22,735,971	22,735,971	37,451,666	37,451,666
Shares redeemed	(543,460,552)	(543,460,552)	(731,977,286)	(731,977,286)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	93,727,426	$93,727,426	429,045,406	$429,045,406
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,252,234	$9,252,234	18,217,932	$18,217,932
Shares issued to shareholders in payment of distributions declared	996,039	996,039	2,246,043	2,246,043
Shares redeemed	(10,181,959)	(10,181,959)	(17,444,859)	(17,444,859)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	66,314	$66,314	3,019,116	$3,019,116
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	42,369,642,088	$42,369,642,088	77,738,991,017	$77,738,991,017
Shares issued to shareholders in payment of distributions declared	1,756,831,158	1,756,831,158	3,041,791,288	3,041,791,288
Shares redeemed	(34,597,068,846)	(34,597,068,846)	(55,272,261,003)	(55,272,261,003)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	9,529,404,400	$9,529,404,400	25,508,521,302	$25,508,521,302
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	1,495,081,351	$1,495,081,351	4,133,396,551	$4,133,396,551
Shares issued to shareholders in payment of distributions declared	63,367,472	63,367,472	168,710,002	168,710,002
Shares redeemed	(1,775,306,671)	(1,775,306,671)	(4,859,747,663)	(4,859,747,663)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(216,857,848)	$(216,857,848)	(557,641,110)	$(557,641,110)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,213,892,407	$2,213,892,407	4,485,892,605	$4,485,892,605
Shares issued to shareholders in payment of distributions declared	94,630,674	94,630,674	181,159,281	181,159,281
Shares redeemed	(2,032,642,564)	(2,032,642,564)	(3,452,958,357)	(3,452,958,357)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	275,880,517	$275,880,517	1,214,093,529	$1,214,093,529
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	459,939,169	$459,939,169	739,515,018	$739,515,018
Shares issued to shareholders in payment of distributions declared	25,949,539	25,949,539	53,581,131	53,581,131
Shares redeemed	(353,159,704)	(353,159,704)	(656,625,522)	(656,625,522)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	132,729,004	$132,729,004	136,470,627	$136,470,627
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	60,574,948	$60,574,948	147,695,159	$147,695,159
Shares issued to shareholders in payment of distributions declared	2,236,077	2,236,077	4,270,410	4,270,410
Shares redeemed	(60,338,215)	(60,338,215)	(108,803,415)	(108,803,415)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,472,810	$2,472,810	43,162,154	$43,162,154
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	335,399,316	$335,399,316	765,829,020	$765,829,020
Shares issued to shareholders in payment of distributions declared	17,837,902	17,837,902	35,403,356	35,403,356
Shares redeemed	(297,507,119)	(297,507,119)	(614,462,543)	(614,462,543)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,730,099	$55,730,099	186,769,833	$186,769,833
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	98,281,929	$98,281,929	278,322,018	$278,322,018
Shares issued to shareholders in payment of distributions declared	2,581,232	2,581,232	4,147,398	4,147,398
Shares redeemed	(88,554,198)	(88,554,198)	(214,971,265)	(214,971,265)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	12,308,963	$12,308,963	67,498,151	$67,498,151
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,885,461,685	$9,885,461,685	27,030,939,008	$27,030,939,008
4. FEDERAL TAX INFORMATION
As of July 31, 2024, the Fund had a capital loss carryforward of $3,560,678 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,560,678	$—	$3,560,678
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $13,462,147 of its fee and voluntarily reimbursed $3,484 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$129,102	$(12,910)
Cash II Shares	2,242,387	—
Cash Series Shares	343,695	(57,283)
Trust Shares	150,043	—
TOTAL	$2,865,227	$(70,193)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $295,881 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $22,162 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 15, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026;, or (b) the date of the Fund’s next effective Prospectus. Prior to
Semi-Annual Financial Statements and Additional Information

January 15, 2025, the fee limit for the Automated Shares was 0.53%. Prior to October 1, 2024, the fee limit for the Automated Shares was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER—27.1%
		Aerospace/Auto—0.9%
$ 98,000,000		Toyota Finance Australia Ltd., (Toyota Motor Corp. Support Agreement), 5.177%, 2/5/2025	$ 97,940,831
45,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.654%, 4/24/2025	44,546,612
		TOTAL	142,487,443
		Finance - Banking—24.1%
10,557,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.408% - 4.718%, 2/4/2025 - 2/24/2025	10,550,488
348,000,000		Anglesea Funding LLC, 4.388% - 4.706%, 2/3/2025 - 4/28/2025	346,033,382
190,000,000		Australia & New Zealand Banking Group Ltd., 4.495% - 5.426%, 5/19/2025 - 10/29/2025	185,362,179
190,000,000		Bank of Montreal, 4.495% - 5.500%, 5/8/2025 - 1/8/2026	185,995,400
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.503%, 10/28/2025	4,837,438
20,000,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 4.398%, 2/14/2025	19,965,952
525,000,000		BPCE S.A., 4.431% - 4.670%, 3/6/2025 - 4/17/2025	522,229,948
184,000,000		Canadian Imperial Bank of Commerce, 4.370% - 5.178%, 2/4/2025 - 11/17/2025	180,159,425
22,750,000		DNB Bank ASA, 4.623% - 5.005%, 2/21/2025 - 5/12/2025	22,549,905
360,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.469% - 4.706%, 2/3/2025 - 4/17/2025	358,602,011
50,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 4.378%, 2/10/2025	49,939,655
10,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 4.601%, 3/12/2025	9,952,420
25,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 4.399%, 3/20/2025	24,854,467
100,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	99,855,375
585,000,000		National Bank of Canada, 4.495% - 5.499%, 2/3/2025 - 1/21/2026	574,679,973
95,000,000		Paradelle Funding LLC, 4.136% - 5.244%, 7/22/2025 - 10/30/2025	92,625,267
60,000,000		Podium Funding Trust, 5.013% - 5.025%, 2/19/2025 - 2/20/2025	59,860,311
215,000,000		Royal Bank of Canada, 4.517% - 4.550%, 10/9/2025 - 11/6/2025	208,298,846
47,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.570%, 3/21/2025	46,718,654
365,000,000		Toronto Dominion Bank, 4.169% - 5.428%, 2/21/2025 - 1/7/2026	359,500,466
95,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.469% - 4.706%, 2/26/2025 - 4/16/2025	94,282,707
277,000,000		Westpac Banking Corp. Ltd., 4.166% - 5.263%, 2/4/2025 - 9/29/2025	274,563,679
		TOTAL	3,731,417,948
		Finance - Commercial—0.1%
10,000,000		Atlantic Asset Securitization LLC, 4.684%, 3/4/2025	9,961,099
		Finance - Retail—1.1%
50,000,000		CHARTA, LLC, 4.650%, 5/27/2025	49,296,299
25,000,000		CRC Funding, LLC, 4.640%, 5/28/2025	24,644,808
100,000,000		Sheffield Receivables Co. LLC, 4.719%, 2/4/2025	99,951,651
		TOTAL	173,892,758
		Oil & Oil Finance—0.3%
40,500,000		TotalEnergies Capital, 4.372% - 4.376%, 2/13/2025 - 2/21/2025	40,416,874
		Sovereign—0.6%
15,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 4.745%, 2/10/2025	14,981,954
25,000,000		Caisse des Depots et Consignations (CDC), 4.390%, 4/14/2025	24,779,766
25,000,000		Erste Abwicklungsanstalt, 4.352%, 3/13/2025	24,876,820
35,000,000		NRW.Bank, 4.361%, 4/25/2025	34,651,283
		TOTAL	99,289,823
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,196,348,478)	4,197,465,945
		TIME DEPOSITS—12.0%
		Finance - Banking—12.0%
770,000,000		ABN Amro Bank NV, 4.330%, 2/4/2025 - 2/7/2025	770,000,000
400,000,000		Australia & New Zealand Banking Group Ltd., 4.350%, 2/6/2025 - 2/7/2025	400,000,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		TIME DEPOSITS—continued
		Finance - Banking—continued
$500,000,000		DNB Bank ASA, 4.330%, 2/3/2025	$ 500,000,000
195,000,000		Mizuho Bank Ltd., 4.340%, 2/3/2025	195,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,865,000,000)	1,865,000,000
		CERTIFICATES OF DEPOSIT—10.9%
		Finance - Banking—10.9%
166,900,000		Bank of America N.A., 4.180% - 5.320%, 2/5/2025 - 10/2/2025	166,821,889
60,000,000		Bank of America N.A., 5.270%, 2/14/2025	60,014,579
115,000,000		Bank of Montreal, 5.500%, 6/10/2025	115,369,787
110,000,000		Bank of Nova Scotia, 4.440% - 4.620%, 10/10/2025 - 11/25/2025	110,054,883
215,000,000		Canadian Imperial Bank of Commerce, 4.200% - 5.150%, 2/7/2025 - 12/4/2025	213,237,749
122,000,000		Citibank, N.A., 4.210% - 4.220%, 7/10/2025 - 7/11/2025	121,835,061
50,000,000		MUFG Bank Ltd., 4.450% - 4.460%, 4/22/2025	49,998,954
40,000,000		Royal Bank of Canada, New York Branch, 4.460%, 10/8/2025	39,991,440
25,000,000		State Street Bank and Trust Co., 4.460%, 5/16/2025	25,002,649
100,000,000		Sumitomo Mitsui Banking Corp., 4.560%, 3/31/2025	100,013,002
305,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.430% - 4.730%, 2/3/2025 - 5/8/2025	305,009,682
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.460%, 5/12/2025	24,689,754
60,000,000		Toronto Dominion Bank, 4.550% - 5.550%, 4/17/2025 - 1/14/2026	60,065,633
200,000,000		Truist Bank, 4.440% - 4.470%, 4/17/2025 - 5/23/2025	199,998,062
25,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	25,005,297
75,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.270%, 2/14/2025	75,018,393
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,691,822,690)	1,692,126,814
	[2]	NOTES - VARIABLE—9.2%
		Aerospace/Auto—1.3%
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.690% (SOFR +0.340%), 2/3/2025	75,031,679
120,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.700% (SOFR +0.350%), 2/3/2025	120,036,430
		TOTAL	195,068,109
		Finance - Banking—6.1%
40,000,000		Australia & New Zealand Banking Group Ltd., 4.560% (SOFR +0.200%), 2/3/2025	40,006,112
75,000,000		Bank of America N.A., 4.630% (SOFR +0.280%), 2/3/2025	75,029,536
100,000,000		Bank of America N.A., 4.700% (SOFR +0.350%), 2/3/2025	100,063,931
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.560% (SOFR +0.200%), 2/3/2025	100,006,711
35,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.580% (SOFR +0.220%), 2/3/2025	35,000,561
100,000,000		Canadian Imperial Bank of Commerce, 4.710% (SOFR +0.350%), 2/3/2025	100,078,662
9,830,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.370%, 2/6/2025	9,830,000
10,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.690% (SOFR +0.330%), 2/3/2025	9,999,032
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.350%), 2/3/2025	50,002,448
10,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.350%), 2/3/2025	10,000,469
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.400%, 2/6/2025	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.350%, 2/6/2025	7,595,000
9,315,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.400%, 2/6/2025	9,315,000
28,338,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 4.370%, 2/6/2025	28,338,000
25,000,000		J.P. Morgan Securities LLC, 4.630% (SOFR +0.280%), 2/3/2025	24,997,181
25,000,000		J.P. Morgan Securities LLC, 4.630% (SOFR +0.280%), 2/3/2025	24,997,517
15,000,000		J.P. Morgan Securities LLC, 4.640% (SOFR +0.290%), 2/3/2025	14,999,333
25,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.300%), 2/3/2025	25,000,392
39,000,000		National Australia Bank Ltd., 4.560% (SOFR +0.200%), 2/3/2025	39,001,161
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.450%, 2/6/2025	34,000,000
30,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.650% (SOFR +0.290%), 2/3/2025	30,004,615
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 75,000,000		Royal Bank of Canada, New York Branch, 4.700% (SOFR +0.340%), 2/3/2025	$ 75,043,687
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.350%, 2/6/2025	18,965,000
60,000,000		Svenska Handelsbanken AB, 4.550% (SOFR +0.200%), 2/3/2025	60,008,905
15,000,000		Westpac Banking Corp. Ltd., 4.690% (SOFR +0.330%), 2/3/2025	15,007,596
		TOTAL	953,990,849
		Finance - Retail—0.3%
10,000,000		Old Line Funding, LLC, 4.630% (SOFR +0.280%), 2/3/2025	10,000,000
15,000,000		Old Line Funding, LLC, 4.640% (SOFR +0.290%), 2/3/2025	15,003,394
20,000,000		Thunder Bay Funding, LLC, 4.640% (SOFR +0.290%), 2/3/2025	20,001,291
		TOTAL	45,004,685
		Government Agency—1.5%
17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	51,450,000
2,330,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	2,330,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	6,500,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	2,000,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	11,570,000
7,100,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	7,100,000
6,380,000		Maryland Housing Fund DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	9,080,000
16,710,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	16,710,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	6,980,000
6,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/6/2025	6,500,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	5,120,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/6/2025	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/6/2025	5,740,000
		TOTAL	238,335,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,432,078,000)	1,432,398,643
		OTHER REPURCHASE AGREEMENTS—26.0%
		Finance - Banking—26.0%
350,000,000		BMO Capital Markets Corp., 4.43%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,221,500 on 2/3/2025, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, sovereign debt securities and U.S. Government Agency securities with a market value of $612,678,729 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
150,000,000		BNP Paribas S.A., 4.48%, dated 1/31/2025, interest in a $1,500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,500,560,000 on 2/3/2025, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $1,530,571,682 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
556,186,000		BNP Paribas S.A., 4.41%, dated 1/31/2024, interest in a $1,475,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,475,542,063 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $1,505,140,226 have been received as collateral and held with BNY Mellon as tri-party agent.	556,186,000
100,000,000		BofA Securities, Inc., 4.95%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,237,500 on 5/7/2025, in which American depositary receipts, corporate bonds, common stocks, convertible bonds, exchange-traded funds and municipal bonds with a market value of $102,448,811 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		BofA Securities, Inc., 4.95%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,856,250 on 5/7/2025, in which convertible bonds with a market value of $153,673,211 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000
Citigroup Global Markets, Inc., 4.73%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $688,150,049 on 3/13/2025, in which American depositary receipts and common stocks with a market value of $701,635,205 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
65,000,000	Credit Agricole S.A., 4.49%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,174,611 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,076,331 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
75,000,000	Credit Agricole S.A., 4.39%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,256,083 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $306,111,946 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,256,083 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $306,163,745 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,213,403 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $255,093,433 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 11/8/2024, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,298,764 on 2/13/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $357,130,603 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	HSBC Securities (USA), Inc., 4.43%, dated 1/31/2025, interest in a $615,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $615,227,038 on 2/3/2025, in which corporate bonds, sovereign debt securities and medium-term notes with a market value of $627,300,536 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
45,434,000	ING Financial Markets LLC, 4.40%, dated 1/31/2025, interest in a $50,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $50,018,333 on 2/3/2025, in which corporate bonds with a market value of $51,019,270 have been received as collateral and held with BNY Mellon as tri-party agent.	45,434,000
100,000,000	ING Financial Markets LLC, 4.40%, dated 1/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,091,667 on 2/3/2025, in which common stocks and exchange-traded funds with a market value of $255,093,570 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	J.P. Morgan Securities LLC, 4.55%, dated 1/6/2025, interest in a $1,400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,405,131,389 on 2/4/2025, in which corporate bonds and medium-term notes with a market value of $1,428,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Mizuho Securities USA LLC, 4.73%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,379,583 on 3/13/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and municipal bonds with a market value of $307,287,197 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Mizuho Securities USA LLC, 4.43%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,221,500 on 2/3/2025, in which asset-backed securities and U.S. Government Agency securities with a market value of $612,225,931 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
500,000,000	Mizuho Securities USA LLC, 4.48%, dated 1/31/2025, interest in a $1,825,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,825,681,333 on 2/3/2025, in which common stocks with a market value of $1,862,195,825 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
27,186,000	Mitsubishi UFG Securities Americas Inc., 4.48%, dated 1/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,149,333 on 2/3/2025, in which American depositary receipts, corporate bonds, common stocks, exchange-traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $408,152,362 have been received as collateral and held with BNY Mellon as tri-party agent.	27,186,000
135,000,000	Pershing LLC, 4.58%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,267,167 on 2/13/2025, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds, U.S. Government Agency securities and U.S. Treasury securities with a market value of $306,871,390 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000
Societe Generale, Paris, 4.57%, dated 1/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $402,995,889 on 3/31/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $408,155,701 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
191,186,000	Societe Generale, Paris, 4.46%, dated 1/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,223,000 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $612,228,636 have been received as collateral and held with BNY Mellon as tri-party agent.	191,186,000
250,000,000	Societe Generale, Paris, 4.39%, dated 1/31/2025, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,201,208 on 2/3/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes, with a market value of $561,205,234 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
81,186,000	Standard Chartered Bank, 4.37%, dated 1/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,054,625 on 2/3/2025, in which U.S. Government Agency securities with a market value of $153,122,945 have been received as collateral and held with BNY Mellon as tri-party agent.	81,186,000
100,000,000	TD Securities (USA), LLC, 4.43%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,430,694 on 2/13/2025, in which asset-backed securities with a market value of $510,189,147 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 4.41%, dated 1/31/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,073,500 on 2/3/2025, in which corporate bonds and medium-term notes with a market value of $204,075,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 5.06%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,581,250 on 2/12/2025, in which medium-term notes with a market value of $128,952,487 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,026,178,000)	4,026,178,000
	REPURCHASE AGREEMENTS—14.5%
	Finance - Banking—14.5%
748,000,000	Interest in $2,050,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,050,743,125 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2064 and the market value of those underlying securities was $2,091,757,988.	748,000,000
500,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,200,435,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,224,443,739.	500,000,000
500,000,000	Interest in $1,550,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,550,561,875 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/15/2066 and the market value of those underlying securities was $1,582,915,052.	500,000,000
500,000,000	Interest in $1,870,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,870,677,875 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2065 and the market value of those underlying securities was $1,908,092,526.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,248,000,000)	2,248,000,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $15,459,427,168)[3]	15,461,169,402
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	52,100,066
	TOTAL NET ASSETS—100%	$15,513,269,468

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Semi-Annual Financial Statements and Additional Information
5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Income From Investment Operations:
Net investment income (loss)[1]	0.0242	0.0540	0.0413	0.0037	0.0008	0.0136
Net realized and unrealized gain (loss)	0.0001	0.0001	0.0004	(0.0008)	(0.0002)	0.0003
Total From Investment Operations	0.0243	0.0541	0.0417	0.0029	0.0006	0.0139
Less Distributions:
Distributions from net investment income	(0.0243)	(0.0540)	(0.0413)	(0.0036)	(0.0008)	(0.0136)
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007
Total Return[2]	2.45%	5.55%	4.25%	0.29%	0.05%	1.39%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.18%	0.18%	0.16%	0.15%	0.15%
Net investment income	4.84%[4]	5.40%	4.17%	0.38%	0.08%	1.37%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.10%	0.12%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,687,746	$16,797,152	$17,694,479	$14,232,133	$15,298,656	$23,611,390

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0002	$1.0001	$0.9997	$1.0005	$1.0007	$1.0004
Income From Investment Operations:
Net investment income (loss)[1]	0.0231	0.0455	0.0389	0.0019	0.0001	0.0112
Net realized and unrealized gain (loss)	0.0001	0.0062	0.0003	(0.0002)	(0.0002)	0.0003
Total From Investment Operations	0.0232	0.0517	0.0392	0.0017	(0.0001)	0.0115
Less Distributions:
Distributions from net investment income	(0.0231)	(0.0516)	(0.0388)	(0.0025)	(0.0001)	(0.0112)
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0001	$0.9997	$1.0005	$1.0007
Total Return[2]	2.34%	5.29%	3.99%	0.17%	(0.01)%	1.15%
Ratios to Average Net Assets:
Net expenses[3]	0.43%[4]	0.43%	0.43%	0.26%	0.24%	0.40%
Net investment income	4.57%[4]	5.10%	3.82%	0.18%	0.01%	1.22%
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.10%	0.25%	0.28%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$825,524	$841,236	$9,456	$12,713	$32,413	$83,818

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,274,178,000
Investment in securities	9,186,991,402
Investment in securities, at value (identified cost $15,459,427,168)	15,461,169,402
Cash	932,732
Income receivable	40,271,307
Receivable for shares sold	65,842,698
Total Assets	15,568,216,139
Liabilities:
Payable for investments purchased	1,500,000
Payable for shares redeemed	29,802,723
Income distribution payable	22,996,309
Payable for investment adviser fee (Note 5)	40,984
Payable for administrative fee (Note 5)	32,792
Payable for other service fees (Notes 2 and 5)	226,087
Accrued expenses (Note 5)	347,776
Total Liabilities	54,946,671
Net assets for 15,507,978,239 shares outstanding	$15,513,269,468
Net Assets Consist of:
Paid-in capital	$15,514,395,003
Total distributable earnings (loss)	(1,125,535)
Total Net Assets	$15,513,269,468
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,687,745,589 ÷ 14,682,675,373 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$825,523,879 ÷ 825,302,866 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Interest	$401,838,022
Expenses:
Investment adviser fee (Note 5)	11,993,034
Administrative fee (Note 5)	6,198,031
Custodian fees	279,733
Transfer agent fees	46,143
Directors’/Trustees’ fees (Note 5)	42,233
Auditing fees	14,413
Legal fees	5,479
Portfolio accounting fees	169,275
Other service fees (Notes 2 and 5)	1,058,884
Share registration costs	111,417
Printing and postage	43,294
Miscellaneous (Note 5)	57,235
TOTAL EXPENSES	20,019,171
Waiver of investment adviser fee (Note 5)	(4,176,873)
Net expenses	15,842,298
Net investment income	385,995,724
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	13,804
Net change in unrealized appreciation of investments	983,392
Net realized and unrealized gain (loss) on investments	997,196
Change in net assets resulting from operations	$386,992,920
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$385,995,724	$1,038,176,356
Net realized gain (loss)	13,804	(1,817)
Net change in unrealized appreciation/depreciation	983,392	2,124,731
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	386,992,920	1,040,299,270
Distributions to Shareholders:
Institutional Shares	(366,387,941)	(1,036,524,248)
Service Shares	(19,581,709)	(1,672,033)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(385,969,650)	(1,038,196,281)
Share Transactions:
Proceeds from sale of shares	15,830,353,734	26,482,871,495
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	—	11,970,300,852
Net asset value of shares issued to shareholders in payment of distributions declared	225,039,598	184,290,690
Cost of shares redeemed	(18,181,534,935)	(26,777,248,313)
Cost of shares redeemed in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	—	(11,927,865,122)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,126,141,603)	(67,650,398)
Change in net assets	(2,125,118,333)	(65,547,409)
Net Assets:
Beginning of period	17,638,387,801	17,703,935,210
End of period	$15,513,269,468	$17,638,387,801
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
On July 19, 2024, the Fund acquired all of the net assets of Federated Hermes Institutional Prime Value Obligations Fund, (the “Acquired Fund”), another open-end investment company in the Trust, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on February 15, 2024. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. Prior to the reorganization, the Acquired Fund had invested 99% of its net assets in the Fund. As a result, the net assets received represent only the portion not previously invested in the Fund.
For every one share of the Acquired Fund’s Institutional Shares exchanged, a shareholder received 0.9997 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 0.9998 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Capital Shares exchanged, a shareholder received 0.9996 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
42,735,262	$42,435,730	$(2,590,342)	$17,545,849,842	$17,588,285,572

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on August 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s proforma results of operations for the year ended July 31, 2024, were as follows:
Net investment income	$1,043,096,030
Net realized and unrealized gain on investments	2,122,914
Net increase in net assets resulting from operations	$1,045,218,944
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that have been included in the Fund’s Statement of Changes as of January 31, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
Semi-Annual Financial Statements and Additional Information
12

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Financial Statements and Additional Information
13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $4,176,873 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,058,884
For the six months ended January 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,295,918,069	$15,303,139,690	26,223,384,558	$26,235,667,653
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	11,145,788,134	11,148,911,122
Shares issued to shareholders in payment of distributions declared	205,524,547	205,618,915	182,741,245	182,815,244
Cost of shares redeemed in connection with the tax-free transfer of assets from the Acquired Fund	—	—	(11,924,287,836)[1]	(11,927,865,122)[1]
Shares redeemed	(17,610,372,455)	(17,619,173,938)	(26,527,076,864)	(26,538,915,830)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,108,929,839)	$(2,110,415,333)	(899,450,763)	$(899,386,933)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	527,011,244	$527,214,044	247,123,756	$247,203,842
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	821,234,964	821,389,730
Shares issued to shareholders in payment of distributions declared	19,413,492	19,420,683	1,475,117	1,475,446
Shares redeemed	(562,156,669)	(562,360,997)	(238,253,793)	(238,332,383)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(15,731,933)	$(15,726,270)	831,580,044	$831,736,635
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[2]	—	—	(100)	(100)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,124,661,772)	$(2,126,141,603)	(67,870,819)	$(67,650,398)

1	To facilitate recording the tax-free exchange, amount includes removal of Acquired Fund net assets invested in the Fund prior to the reorganization.
2	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $15,459,427,168. The net unrealized appreciation of investments for federal tax purposes was $1,742,234. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,603,439 and unrealized depreciation from investments for those securities having an excess of cost over value of $861,205.
As of July 31, 2024, the Fund had a capital loss carryforward of $2,871,858 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,387,275	$1,484,583	$2,871,858
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $4,176,873 of its fee.
Semi-Annual Financial Statements and Additional Information
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $172 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
Semi-Annual Financial Statements and Additional Information
16

10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
17

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Semi-Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
20

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
21

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
22

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Financial Statements and Additional Information
24

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450200 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	Select | TOLXX	Automated | TOAXX	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—39.5%
	[1]	U.S. Treasury Bills—24.5%
$ 594,000,000		United States Treasury Bills, 4.025%, 1/22/2026	$ 570,423,564
575,000,000		United States Treasury Bills, 4.040% - 4.070%, 10/2/2025	559,294,438
864,000,000		United States Treasury Bills, 4.055% - 4.190%, 11/28/2025	834,208,873
444,700,000		United States Treasury Bills, 4.070%, 12/26/2025	428,209,535
627,000,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	607,567,379
600,000,000		United States Treasury Bills, 4.180%, 7/17/2025	588,435,335
293,000,000		United States Treasury Bills, 4.190%, 5/13/2025	289,555,703
127,000,000		United States Treasury Bills, 4.190%, 5/6/2025	125,610,549
870,000,000		United States Treasury Bills, 4.190%, 6/3/2025	857,950,256
704,000,000		United States Treasury Bills, 4.200% - 4.915%, 6/12/2025	692,173,794
857,000,000		United States Treasury Bills, 4.215%, 4/24/2025	848,772,088
2,928,000,000		United States Treasury Bills, 4.225% - 4.915%, 4/17/2025	2,901,239,064
240,000,000		United States Treasury Bills, 4.240%, 3/11/2025	238,925,866
1,255,800,000		United States Treasury Bills, 4.265% - 4.445%, 2/25/2025	1,252,094,943
615,000,000		United States Treasury Bills, 4.300% - 5.090%, 3/13/2025	612,022,668
45,000,000		United States Treasury Bills, 4.305%, 4/10/2025	44,634,075
580,000,000		United States Treasury Bills, 4.305%, 6/5/2025	571,399,565
250,000,000		United States Treasury Bills, 4.390%, 4/1/2025	248,201,319
420,000,000		United States Treasury Bills, 4.430% - 4.435%, 2/18/2025	419,120,888
486,000,000		United States Treasury Bills, 4.430%, 3/4/2025	484,146,045
280,000,000		United States Treasury Bills, 4.695%, 2/20/2025	279,306,183
536,000,000		United States Treasury Bills, 4.760% - 4.765%, 2/6/2025	535,645,571
378,000,000		United States Treasury Bills, 4.810% - 4.930%, 3/20/2025	375,572,372
640,000,000		United States Treasury Bills, 4.815%, 2/13/2025	638,972,800
290,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	285,906,480
		TOTAL	15,289,389,353
		U.S. Treasury Notes—15.0%
597,000,000	[2]	United States Treasury Floating Rate Notes, 4.337% (91-day T-Bill +0.098%), 2/4/2025	596,979,079
1,145,000,000	[2]	United States Treasury Floating Rate Notes, 4.364% (91-day T-Bill +0.125%), 2/4/2025	1,144,854,773
1,102,000,000	[2]	United States Treasury Floating Rate Notes, 4.389% (91-day T-Bill +0.150%), 2/4/2025	1,101,999,104
700,000,000	[2]	United States Treasury Floating Rate Notes, 4.408% (91-day T-Bill +0.169%), 2/4/2025	700,020,183
904,000,000	[2]	United States Treasury Floating Rate Notes, 4.409% (91-day T-Bill +0.170%), 2/4/2025	903,713,236
546,000,000	[2]	United States Treasury Floating Rate Notes, 4.421% (91-day T-Bill +0.182%), 2/4/2025	546,004,416
1,526,000,000	[2]	United States Treasury Floating Rate Notes, 4.444% (91-day T-Bill +0.205%), 2/4/2025	1,527,363,827
201,500,000	[2]	United States Treasury Floating Rate Notes, 4.484% (91-day T-Bill +0.245%), 2/4/2025	201,530,725
330,000,000		United States Treasury Notes, 0.250%, 6/30/2025	323,617,505
252,000,000		United States Treasury Notes, 0.375% - 2.625%, 12/31/2025	245,339,691
715,000,000		United States Treasury Notes, 0.375% - 4.250%, 1/31/2026	704,397,926
518,000,000		United States Treasury Notes, 1.125%, 2/28/2025	516,611,702
188,000,000		United States Treasury Notes, 2.250%, 11/15/2025	184,933,281
645,000,000		United States Treasury Notes, 3.875%, 4/30/2025	643,073,761
		TOTAL	9,340,439,209
		TOTAL U.S. TREASURIES	24,629,828,562
		REPURCHASE AGREEMENTS—56.7%
250,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,379,750 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,071,000,049.	250,000,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 250,000,000
Interest in $1,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Sumitomo Mitsui Banking
Corp. will repurchase securities provided as collateral for $1,000,361,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,020,368,942.
		$ 250,000,000
900,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 1/22/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,007,166,667 on 3/24/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,027,310,044.	900,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.32%, dated 1/30/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,880,000 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,489,601.	800,000,000
500,000,000	Interest in $1,300,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,300,470,167 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,326,479,582.	500,000,000
750,000,000	Interest in $1,475,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,475,533,458 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2030 and the market value of those underlying securities was $1,505,044,172.	750,000,000
1,000,000,000	Interest in $4,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,001,450,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2029 and the market value of those underlying securities was $4,080,000,001.	1,000,000,000
1,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $1,000,362,500 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $1,020,000,031.	1,000,000,000
500,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,723,333 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,041,590,311.	500,000,000
500,000,000	Repurchase agreement 4.30%, dated 1/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $500,179,167 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $510,182,803.	500,000,000
781,450,500	Repurchase agreement 4.35%, dated 1/31/2025 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $781,733,776 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 11/15/2054 and the market value of those underlying securities was $799,156,690.	781,450,500
92,212,500	Repurchase agreement 4.35%, dated 1/31/2025 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $92,245,927 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $95,163,583.	92,212,500
250,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Citibank, N.A. will repurchase securities provided as collateral for $250,090,417 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $255,092,244.	250,000,000
700,000,000	Interest in $850,000,000 joint repurchase agreement 4.32%, dated 1/30/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $854,998,000 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $872,098,017.	700,000,000
100,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,036,167 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $102,036,907.	100,000,000
2,100,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.29%, dated 1/9/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,517,875,000 on 3/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $2,557,596,897.	2,100,000,000
500,000,000	Interest in $1,225,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,225,443,042 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,249,951,910.	500,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 500,000,000
Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Citigroup Global Markets,
Inc. will repurchase securities provided as collateral for $2,000,723,333 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2029 and the market value of those underlying securities was $2,040,737,865.
		$ 500,000,000
105,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $105,037,975 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2034 and the market value of those underlying securities was $107,138,795.	105,000,000
350,000,000	Repurchase agreement 4.34%, dated 1/31/2025 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $350,126,583 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $357,000,053.	350,000,000
400,000,000	Interest in $600,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,506,333 on 2/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2031 and the market value of those underlying securities was $612,221,369.	400,000,000
500,000,000	Interest in $1,325,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,325,479,208 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $1,351,988,803.	500,000,000
3,500,000,000	Repurchase agreement 4.25%, dated 1/31/2025 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $3,501,239,583 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 5/15/2031 and the market value of that underlying security was $3,501,239,634.	3,500,000,000
3,625,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,626,314,063 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2029 and the market value of those underlying securities was $3,697,500,033.	3,625,000,000
300,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,614,833 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $1,734,627,132.	300,000,000
6,000,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,002,175,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $6,122,218,522.	6,000,000,000
675,000,000	Interest in $750,000,000 joint repurchase agreement 4.35%, dated 1/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $750,634,375 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2031 and the market value of those underlying securities was $765,554,647.	675,000,000
850,000,000	Repurchase agreement 4.36%, dated 1/28/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $850,720,611 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $867,315,108.	850,000,000
250,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.33%, dated 1/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,841,944 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2029 and the market value of those underlying securities was $1,020,736,168.	250,000,000
800,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.34%, dated 1/29/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,901,603,389 on 2/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,939,168,228.	800,000,000
450,000,000	Interest in $500,000,000 joint repurchase agreement 4.34%, dated 1/27/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $500,421,944 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,430,405.	450,000,000
900,000,000	Repurchase agreement 4.35%, dated 1/29/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $900,761,250 on 2/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $918,332,785.	900,000,000
2,800,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,801,015,000 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 11/15/2032 and the market value of those underlying securities was $2,857,537,623.	2,800,000,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,000,000,000
Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,723,333 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 8/15/2052 and the market value of those underlying securities was $2,042,123,714.
		$ 2,000,000,000
450,004,250	Repurchase agreement 4.35%, dated 1/31/2025 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,167,377 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $461,306,426.	450,004,250
	TOTAL REPURCHASE AGREEMENTS	35,428,667,250
	TOTAL INVESTMENT IN SECURITIES—96.2% (AT AMORTIZED COST)[3]	60,058,495,812
	OTHER ASSETS AND LIABILITIES - NET—3.8%[4]	2,392,738,639
	TOTAL NET ASSETS—100%	$62,451,234,451

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.024	0.052	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.024	0.052	0.004
Less Distributions:
Distributions from net investment income	(0.024)	(0.052)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.39%	5.36%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.17%[6]	0.17%	0.17%[6]
Net investment income	4.67%[6]	5.21%	5.39%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$444,918	$289,336	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.049	0.036	0.002	0.000[2]	0.008
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.022	0.049	0.036	0.002	0.000[2]	0.008
Less Distributions:
Distributions from net investment income	(0.022)	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.008)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.022)	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.22%	5.01%	3.67%	0.18%	0.01%	0.84%
Ratios to Average Net Assets:
Net expenses[4]	0.50%[5]	0.50%	0.54%	0.21%	0.11%	0.43%
Net investment income	4.35%[5]	4.90%	3.52%	0.13%	0.01%	0.82%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.08%	0.42%	0.52%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,597,028	$1,390,319	$1,116,884	$1,615,683	$2,390,301	$2,076,883

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.052	0.040	0.003	0.000[2]	0.011
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.024	0.052	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.052)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.052)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.38%	5.33%	4.02%	0.29%	0.01%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.12%	0.11%	0.19%
Net investment income	4.68%[5]	5.20%	4.02%	0.29%	0.01%	0.99%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.08%	0.16%	0.17%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,028,622	$32,320,699	$44,853,097	$40,500,072	$40,668,867	$49,615,082

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.024	0.053	0.004
Net realized gain (loss)	—	0.000[3]	0.000[3]
Total From Investment Operations	0.024	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.41%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%[6]
Net investment income	4.72%[6]	5.25%	5.41%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,133	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.050	0.037	0.002	0.000[2]	0.009
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.022	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.022)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.022)	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.26%	5.10%	3.77%	0.20%	0.01%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.42%	0.45%	0.20%	0.12%	0.39%
Net investment income	4.43%[5]	4.99%	3.82%	0.19%	0.01%	0.84%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.08%	0.33%	0.41%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,240,623	$3,886,520	$6,216,332	$4,833,929	$5,363,707	$5,512,396

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.022	0.049	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.022	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.022)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.25%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%	0.45%[6]
Net investment income	4.42%[6]	4.93%	5.11%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,823,092	$2,781,255	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.021	0.047	0.004
Net realized gain (loss)	—	0.000[3]	0.000[3]
Total From Investment Operations	0.021	0.047	0.004
Less Distributions:
Distributions from net investment income	(0.021)	(0.047)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.12%	4.80%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%[6]	0.70%	0.70%[6]
Net investment income	4.08%[6]	4.70%	4.88%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$93	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.051	0.039	0.002	0.000[2]	0.010
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.023	0.051	0.039	0.002	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.023)	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.32%	5.21%	3.92%	0.25%	0.01%	0.99%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.16%	0.11%	0.28%
Net investment income	4.56%[5]	5.09%	4.08%	0.25%	0.01%	0.90%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.09%	0.22%	0.27%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,266,883	$6,538,348	$4,829,109	$2,100,176	$1,859,069	$2,119,651

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.047	0.035	0.001	0.000[2]	0.007
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.021	0.047	0.035	0.001	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.021)	(0.047)	(0.035)	(0.001)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.047)	(0.035)	(0.001)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.14%	4.84%	3.51%	0.14%	0.01%	0.72%
Ratios to Average Net Assets:
Net expenses[4]	0.66%[5]	0.66%	0.70%	0.27%	0.13%	0.54%
Net investment income	4.21%[5]	4.74%	3.45%	0.14%	0.01%	0.66%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.08%	0.51%	0.65%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$654,670	$430,658	$655,941	$796,860	$754,675	$1,379,716

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.024	0.052	0.004
Net realized gain (loss)	(0.000)[3]	0.001	0.000[3]
Total From Investment Operations	0.024	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.024)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.40%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%[6]
Net investment income	4.71%[6]	5.24%	5.09%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,391,173	$9,664,446	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in repurchase agreements	$35,428,667,250
Investment in securities	24,629,828,562
Investment in securities, at amortized cost and fair value	60,058,495,812
Cash	3,351,513,125
Income receivable	22,595,580
Receivable for shares sold	86,242,854
Total Assets	63,518,847,371
Liabilities:
Payable for investments purchased	857,950,256
Payable for shares redeemed	99,951,253
Income distribution payable	104,216,325
Payable for investment adviser fee (Note 5)	121,085
Payable for administrative fee (Note 5)	132,398
Payable for distribution services fee (Note 5)	251,499
Payable for other service fees (Notes 2 and 5)	3,823,377
Accrued expenses (Note 5)	1,166,727
Total Liabilities	1,067,612,920
Net assets for 62,471,707,466 shares outstanding	$62,451,234,451
Net Assets Consist of:
Paid-in capital	$62,471,900,469
Total distributable earnings (loss)	(20,666,018)
Total Net Assets	$62,451,234,451
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$444,918,192 ÷ 445,063,451 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,597,027,870 ÷ 1,597,550,854 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$35,028,621,510 ÷ 35,040,103,398 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$4,132,694 ÷ 4,134,059 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,240,622,632 ÷ 4,242,014,840 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$2,823,092,116 ÷ 2,824,019,020 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$92,899 ÷ 92,929 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,266,883,330 ÷ 7,269,265,264 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$654,670,242 ÷ 654,884,692 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$10,391,172,966 ÷ 10,394,578,959 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Interest	$1,401,561,415
Expenses:
Investment adviser fee (Note 5)	43,195,644
Administrative fee (Note 5)	22,318,314
Custodian fees	793,817
Transfer agent fees (Note 2)	1,212,161
Directors’/Trustees’ fees (Note 5)	131,007
Auditing fees	16,381
Legal fees	8,040
Portfolio accounting fees	139,200
Distribution services fee (Note 5)	1,468,800
Other service fees (Notes 2 and 5)	23,016,280
Share registration costs	257,256
Printing and postage	194,396
Miscellaneous (Note 5)	161,354
TOTAL EXPENSES	92,912,650
Waiver of investment adviser fee (Note 5)	(22,760,397)
Net expenses	70,152,253
Net investment income	1,331,409,162
Net realized loss on investments	(3,441)
Change in net assets resulting from operations	$1,331,405,721
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,331,409,162	$3,001,247,084
Net realized gain (loss)	(3,441)	48,592
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,331,405,721	3,001,295,676
Distributions to Shareholders:
Select Shares	(9,300,354)	(5,844,280)
Automated Shares	(34,636,917)	(65,220,429)
Institutional Shares	(762,707,949)	(1,933,605,189)
Advisor Shares	(22,731)	(2,611)
Service Shares	(89,651,959)	(223,071,007)
Administrative Shares	(61,078,677)	(81,956,711)
Cash Management Shares	(1,519)	(2,351)
Capital Shares	(156,834,058)	(296,613,005)
Trust Shares	(13,110,511)	(27,145,540)
Premier Shares	(203,998,862)	(367,760,105)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,331,343,537)	(3,001,221,228)
Share Transactions:
Proceeds from sale of shares	120,508,056,088	235,682,583,609
Net asset value of shares issued to shareholders in payment of distributions declared	665,448,902	1,402,898,424
Cost of shares redeemed	(116,024,013,490)	(238,263,940,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,149,491,500	(1,178,458,178)
Change in net assets	5,149,553,684	(1,178,383,730)
Net Assets:
Beginning of period	57,301,680,767	58,480,064,497
End of period	$62,451,234,451	$57,301,680,767
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $22,760,397 is disclosed in Note 5.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$1,048
Automated Shares	745,603
Institutional Shares	85,982
Advisor Shares	3
Service Shares	323,212
Administrative Shares	7,290
Capital Shares	18,124
Trust Shares	8,107
Premier Shares	22,792
TOTAL	$1,212,161
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$39,854
Automated Shares	1,988,786
Institutional Shares	6,540,822
Service Shares	5,050,981
Administrative Shares	3,456,983
Cash Management Shares	93
Capital Shares	5,161,469
Trust Shares	777,292
TOTAL	$23,016,280
For the six months ended January 31, 2025, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Semi-Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	499,996,526	$499,996,526	560,732,309	$560,732,309
Shares issued to shareholders in payment of distributions declared	9,209,207	9,209,207	5,750,223	5,750,223
Shares redeemed	(353,580,736)	(353,580,736)	(277,094,078)	(277,094,078)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	155,624,997	$155,624,997	289,388,454	$289,388,454
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,304,812,198	$1,304,812,198	2,116,639,031	$2,116,639,031
Shares issued to shareholders in payment of distributions declared	33,840,462	33,840,462	62,599,433	62,599,433
Shares redeemed	(1,131,918,704)	(1,131,918,704)	(1,905,698,395)	(1,905,698,395)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	206,733,956	$206,733,956	273,540,069	$273,540,069
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	76,931,528,138	$76,931,528,138	162,257,227,474	$162,257,227,474
Shares issued to shareholders in payment of distributions declared	330,135,803	330,135,803	805,991,551	805,991,551
Shares redeemed	(74,553,857,402)	(74,553,857,402)	(175,599,822,725)	(175,599,822,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,707,806,539	$2,707,806,539	(12,536,603,700)	$(12,536,603,700)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	5,671,168	$5,671,168	—	$—
Shares issued to shareholders in payment of distributions declared	21,540	21,540	—	—
Shares redeemed	(1,608,649)	(1,608,649)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	4,084,059	$4,084,059	—	$—
Semi-Annual Financial Statements and Additional Information
20

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,140,282,540	$9,140,282,540	15,487,156,196	$15,487,156,196
Shares issued to shareholders in payment of distributions declared	44,516,273	44,516,273	83,777,082	83,777,082
Shares redeemed	(8,830,704,183)	(8,830,704,183)	(17,901,537,190)	(17,901,537,190)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	354,094,630	$354,094,630	(2,330,603,912)	$(2,330,603,912)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	735,193,234	$735,193,234	3,563,603,361	$3,563,603,361
Shares issued to shareholders in payment of distributions declared	—	—	54	54
Shares redeemed	(693,427,934)	(693,427,934)	(781,399,695)	(781,399,695)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	41,765,300	$41,765,300	2,782,203,720	$2,782,203,720
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	96,500	$96,500	—	$—
Shares issued to shareholders in payment of distributions declared	429	429	—	—
Shares redeemed	(54,000)	(54,000)	—	—
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	42,929	$42,929	—	$—
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,511,073,395	$5,511,073,395	10,969,099,760	$10,969,099,760
Shares issued to shareholders in payment of distributions declared	139,526,620	139,526,620	261,728,370	261,728,370
Shares redeemed	(4,922,017,032)	(4,922,017,032)	(9,520,959,347)	(9,520,959,347)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	728,582,983	$728,582,983	1,709,868,783	$1,709,868,783
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,835,528,213	$3,835,528,213	1,913,757,331	$1,913,757,331
Shares issued to shareholders in payment of distributions declared	10,270,620	10,270,620	17,264,410	17,264,410
Shares redeemed	(3,621,726,609)	(3,621,726,609)	(2,156,381,203)	(2,156,381,203)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	224,072,224	$224,072,224	(225,359,462)	$(225,359,462)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	22,543,874,176	$22,543,874,176	38,814,368,147	$38,814,368,147
Shares issued to shareholders in payment of distributions declared	97,927,948	97,927,948	165,787,301	165,787,301
Shares redeemed	(21,915,118,241)	(21,915,118,241)	(30,121,047,578)	(30,121,047,578)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	726,683,883	$726,683,883	8,859,107,870	$8,859,107,870
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,149,491,500	$5,149,491,500	(1,178,458,178)	$(1,178,458,178)
Semi-Annual Financial Statements and Additional Information
21

4. FEDERAL TAX INFORMATION
As of July 31, 2024, the Fund had a capital loss carryforward of $20,766,824 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,766,824	$—	$20,766,824
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $22,760,397 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$691,397
Cash Management Shares	111
Trust Shares	777,292
TOTAL	$1,468,800
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees. For the six months ended January 31, 2025, FSC retained $3,452 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $73,841 of the other service fees disclosed in Note 2.
Semi-Annual Financial Statements and Additional Information
22

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.50%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
23

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
Semi-Annual Financial Statements and Additional Information
24

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
25

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information
26

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
27

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
28

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
29

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Treasury Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450203 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—38.8%
	[1]	U.S. Treasury Bills—25.3%
$ 112,000,000		United States Treasury Bill, 4.025%, 1/22/2026	$ 107,554,611
85,000,000		United States Treasury Bill, 4.070%, 12/26/2025	81,848,011
114,000,000		United States Treasury Bill, 4.180%, 7/17/2025	111,802,714
23,000,000		United States Treasury Bill, 4.190%, 5/6/2025	22,748,367
53,000,000		United States Treasury Bill, 4.190%, 5/13/2025	52,376,970
166,000,000		United States Treasury Bill, 4.190%, 6/3/2025	163,700,854
162,000,000		United States Treasury Bill, 4.215%, 4/24/2025	160,444,666
44,000,000		United States Treasury Bill, 4.240%, 3/11/2025	43,803,075
106,000,000		United States Treasury Bill, 4.300%, 3/13/2025	105,493,556
110,000,000		United States Treasury Bill, 4.305%, 6/5/2025	108,368,883
48,000,000		United States Treasury Bill, 4.390%, 4/1/2025	47,654,653
93,000,000		United States Treasury Bill, 4.430%, 3/4/2025	92,645,231
45,000,000		United States Treasury Bill, 4.695%, 2/20/2025	44,888,494
110,000,000		United States Treasury Bill, 4.815%, 2/13/2025	109,823,450
56,000,000		United States Treasury Bill, 4.930%, 3/20/2025	55,639,562
145,000,000		United States Treasury Bills, 4.040% - 4.070%, 10/2/2025	141,040,788
173,000,000		United States Treasury Bills, 4.055% - 4.190%, 11/28/2025	167,032,541
119,000,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	115,312,217
125,000,000		United States Treasury Bills, 4.200% - 4.915%, 6/12/2025	122,907,457
541,000,000		United States Treasury Bills, 4.225% - 4.915%, 4/17/2025	536,071,229
241,000,000		United States Treasury Bills, 4.265% - 4.445%, 2/25/2025	240,288,957
10,000,000		United States Treasury Bill, 4.305%, 4/10/2025	9,918,683
80,000,000		United States Treasury Bills, 4.430% - 4.435%, 2/18/2025	79,832,550
109,000,000		United States Treasury Bills, 4.760% - 4.765%, 2/6/2025	108,927,912
50,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	49,294,221
		TOTAL	2,879,419,652
		U.S. Treasury Notes—13.5%
114,000,000	[2]	United States Treasury Floating Rate Notes, 4.337% (91-day T-Bill +0.098%), 2/4/2025	113,995,951
149,000,000	[2]	United States Treasury Floating Rate Notes, 4.364% (91-day T-Bill +0.125%), 2/4/2025	148,980,560
189,000,000	[2]	United States Treasury Floating Rate Notes, 4.389% (91-day T-Bill +0.150%), 2/4/2025	188,999,641
79,000,000	[2]	United States Treasury Floating Rate Notes, 4.408% (91-day T-Bill +0.169%), 2/4/2025	79,002,353
141,600,000	[2]	United States Treasury Floating Rate Notes, 4.409% (91-day T-Bill +0.170%), 2/4/2025	141,556,934
92,200,000	[2]	United States Treasury Floating Rate Notes, 4.421% (91-day T-Bill +0.182%), 2/4/2025	92,200,741
293,000,000	[2]	United States Treasury Floating Rate Notes, 4.444% (91-day T-Bill +0.205%), 2/4/2025	293,260,735
32,500,000	[2]	United States Treasury Floating Rate Notes, 4.484% (91-day T-Bill +0.245%), 2/4/2025	32,505,226
56,000,000		United States Treasury Note, 0.250%, 6/30/2025	54,916,910
48,000,000		United States Treasury Note, 0.375%, 12/31/2025	46,352,953
82,000,000		United States Treasury Note, 1.125%, 2/28/2025	81,780,258
37,000,000		United States Treasury Note, 2.250%, 11/15/2025	36,396,444
105,000,000		United States Treasury Note, 3.875%, 4/30/2025	104,686,426
133,000,000		United States Treasury Notes, 0.375% - 4.250%, 1/31/2026	131,038,300
		TOTAL	1,545,673,432
		TOTAL U.S. TREASURIES	4,425,093,084
		REPURCHASE AGREEMENTS—62.5%
500,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,379,750 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,071,000,049.	500,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,000,361,667 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $1,020,368,942.	500,000,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 100,000,000
Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 1/22/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,007,166,667 on 3/24/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
2/15/2043 and the market value of those underlying securities was $1,027,310,044.
		$ 100,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.32%, dated 1/30/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,880,000 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,489,601.	200,000,000
500,000,000	Interest in $4,000,000,000 joint repurchase agreement 4.35%, dated 1/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,001,450,000 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2029 and the market value of those underlying securities was $4,080,000,001.	500,000,000
250,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $250,090,625 on 2/3/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 6/30/2029 and the market value of that underlying security was $255,000,095.	250,000,000
150,000,000	Interest in $850,000,000 joint repurchase agreement 4.32%, dated 1/30/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $854,998,000 on 3/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $872,098,017.	150,000,000
400,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.29%, dated 1/9/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,517,875,000 on 3/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $2,557,596,897.	400,000,000
200,000,000	Interest in $600,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,506,333 on 2/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2031 and the market value of those underlying securities was $612,221,369.	200,000,000
1,042,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.34%, dated 1/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,614,833 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $1,734,627,132.	1,042,000,000
600,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $600,217,500 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $612,221,855.	600,000,000
100,000,000	Repurchase agreement 4.35%, dated 1/29/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $100,084,583 on 2/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $102,037,002.	100,000,000
50,000,000	Interest in $500,000,000 joint repurchase agreement 4.34%, dated 1/27/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $500,421,944 on 2/3/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,430,405.	50,000,000
100,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.34%, dated 1/29/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,901,603,389 on 2/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,939,168,228.	100,000,000
150,000,000	Repurchase agreement 4.36%, dated 1/28/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $150,127,167 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $153,055,620.	150,000,000
75,000,000	Interest in $750,000,000 joint repurchase agreement 4.35%, dated 1/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $750,634,375 on 2/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2031 and the market value of those underlying securities was $765,554,647.	75,000,000
1,200,000,000	Repurchase agreement 4.35%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,200,435,000 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,226,040,478.	1,200,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000
Repurchase agreement 4.34%, dated 1/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,361,667 on 2/3/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,020,841,265.
		$ 1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	7,117,000,000
	TOTAL INVESTMENT IN SECURITIES—101.3% (AT AMORTIZED COST)[3]	11,542,093,084
	OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(153,691,048)
	TOTAL NET ASSETS—100%	$11,388,402,036

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.052	0.044	0.003	0.000[2]	0.011
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.005)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.024	0.052	0.039	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.024)	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.37%	5.32%	3.98%	0.26%	0.01%	1.07%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.12%	0.13%	0.20%
Net investment income	4.65%[5]	5.19%	4.36%	0.22%	0.01%	0.94%
Expense waiver/reimbursement[6]	0.04%[5]	0.05%	0.10%	0.18%	0.17%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,648,188	$8,181,401	$5,050,177	$1,134,075	$1,464,865	$2,334,139

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.022	0.049	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.022	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.022)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	2.25%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%	0.45%[6]
Net investment income	4.43%[6]	4.94%	5.03%[6]
Expense waiver/reimbursement[7]	0.04%[6]	0.04%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$370,644	$436,221	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.035	0.001	0.000[2]	0.006
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.003)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.020	0.045	0.032	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.020)	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.02%	4.59%	3.27%	0.08%	0.00%[4]	0.58%
Ratios to Average Net Assets:
Net expenses[5]	0.90%[6]	0.90%	0.89%	0.30%	0.13%	0.67%
Net investment income	3.96%[6]	4.50%	3.50%	0.08%	0.00%[4]	0.53%
Expense waiver/reimbursement[7]	0.04%[6]	0.05%	0.11%	0.70%	0.87%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$548,712	$507,758	$1,246,548	$691,193	$735,469	$750,118

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.044	0.032	0.001	0.000[2]	0.005
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.019	0.044	0.031	0.001	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.019)	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.95%	4.44%	3.11%	0.06%	0.00%[4]	0.50%
Ratios to Average Net Assets:
Net expenses[5]	1.03%[6]	1.04%	1.04%	0.33%	0.13%	0.76%
Net investment income	3.82%[6]	4.35%	3.17%	0.06%	0.00%[4]	0.47%
Expense waiver/reimbursement[7]	0.14%[6]	0.15%	0.20%	0.92%	1.10%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$820,858	$637,903	$1,080,745	$719,191	$767,050	$653,747

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in repurchase agreements	$7,117,000,000
Investment in securities	4,425,093,084
Investment in securities, at amortized cost and fair value	11,542,093,084
Cash	761,620
Income receivable	3,908,473
Receivable for shares sold	44,991,020
Total Assets	11,591,754,197
Liabilities:
Payable for investments purchased	163,700,854
Payable for shares redeemed	36,852,053
Income distribution payable	1,531,058
Payable for investment adviser fee (Note 5)	34,868
Payable for administrative fee (Note 5)	24,084
Payable for distribution services fee (Note 5)	502,494
Payable for other service fees (Notes 2 and 5)	348,496
Accrued expenses (Note 5)	358,254
Total Liabilities	203,352,161
Net assets for 11,388,469,469 shares outstanding	$11,388,402,036
Net Assets Consist of:
Paid-in capital	$11,388,469,499
Total distributable earnings (loss)	(67,463)
Total Net Assets	$11,388,402,036
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$9,648,188,365 ÷ 9,648,245,475 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$370,643,864 ÷ 370,646,067 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$548,711,523 ÷ 548,714,776 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$820,858,284 ÷ 820,863,151 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Interest	$259,986,798
Expenses:
Investment adviser fee (Note 5)	8,032,116
Administrative fee (Note 5)	4,150,299
Custodian fees	148,225
Transfer agent fees (Note 2)	576,881
Directors’/Trustees’ fees (Note 5)	22,678
Auditing fees	12,202
Legal fees	6,527
Portfolio accounting fees	108,406
Distribution services fee (Note 5)	3,097,874
Other service fees (Notes 2 and 5)	2,100,117
Share registration costs	229,616
Printing and postage	113,030
Miscellaneous (Note 5)	57,313
TOTAL EXPENSES	18,655,284
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,942,431)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(361,424)
TOTAL WAIVERS AND REIMBURSEMENT	(2,303,855)
Net expenses	16,351,429
Net investment income	243,635,369
Net realized loss on investments	(205)
Change in net assets resulting from operations	$243,635,164
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$243,635,369	$452,996,128
Net realized gain (loss)	(205)	10,957
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,635,164	453,007,085
Distributions to Shareholders:
Institutional Shares	(209,899,361)	(356,200,084)
Service Shares	(9,438,567)	(17,497,797)
Cash II Shares	(10,542,948)	(33,069,449)
Cash Series Shares	(13,769,924)	(46,245,741)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(243,650,800)	(453,013,071)
Share Transactions:
Proceeds from sale of shares	7,939,848,135	15,835,747,337
Net asset value of shares issued to shareholders in payment of distributions declared	231,736,261	414,223,597
Cost of shares redeemed	(6,546,450,053)	(13,864,201,733)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,625,134,343	2,385,769,201
Change in net assets	1,625,118,707	2,385,763,215
Net Assets:
Beginning of period	9,763,283,329	7,377,520,114
End of period	$11,388,402,036	$9,763,283,329
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
11

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $2,303,855 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$29,093	$(529)
Service Shares	1,358	—
Cash II Shares	261,586	—
Cash Series Shares	284,844	—
TOTAL	$576,881	$(529)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$531,805
Cash II Shares	666,076
Cash Series Shares	902,236
TOTAL	$2,100,117
For the six months ended January 31, 2025, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,169,867,786	$5,169,867,786	9,780,382,204	$9,780,382,204
Shares issued to shareholders in payment of distributions declared	207,987,485	207,987,485	337,687,200	337,687,200
Shares redeemed	(3,911,054,541)	(3,911,054,541)	(6,986,832,748)	(6,986,832,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,466,800,730	$1,466,800,730	3,131,236,656	$3,131,236,656
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	488,031,697	$488,031,697	1,193,228,295	$1,193,228,295
Shares issued to shareholders in payment of distributions declared	50	50	4	4
Shares redeemed	(553,608,572)	(553,608,572)	(757,055,407)	(757,055,407)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(65,576,825)	$(65,576,825)	436,172,892	$436,172,892
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	205,736,510	$205,736,510	1,030,090,699	$1,030,090,699
Shares issued to shareholders in payment of distributions declared	10,300,998	10,300,998	31,949,679	31,949,679
Shares redeemed	(175,083,624)	(175,083,624)	(1,800,835,565)	(1,800,835,565)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	40,953,884	$40,953,884	(738,795,187)	$(738,795,187)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,076,212,142	$2,076,212,142	3,832,046,139	$3,832,046,139
Shares issued to shareholders in payment of distributions declared	13,447,728	13,447,728	44,586,714	44,586,714
Shares redeemed	(1,906,703,316)	(1,906,703,316)	(4,319,478,013)	(4,319,478,013)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	182,956,554	$182,956,554	(442,845,160)	$(442,845,160)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,625,134,343	$1,625,134,343	2,385,769,201	$2,385,769,201
4. FEDERAL TAX INFORMATION
As of July 31, 2024, the Fund had a capital loss carryforward of $56,466 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,659	$10,807	$56,466
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory
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contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $1,942,431 of its fee and voluntarily reimbursed $529 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$932,507	$—
Cash Series Shares	2,165,367	(360,895)
TOTAL	$3,097,874	$(360,895)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $54,398 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $843 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Money Market Obligations Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	268,762,580,601.685	5,055,966,796.446	0	N/A
Thomas R. Donahue	269,104,323,435.686	4,714,223,962.445	0	N/A
John G. Carson	269,538,745,772.598	4,279,801,625.533	0	N/A
G. Thomas Hough	269,097,808,347.349	4,720,739,050.782	0	N/A
Karen L. Larrimer	269,319,058,679.097	4,499,488,719.034	0	N/A
Max F. Miller	269,178,282,209.461	4,640,265,188.670	0	N/A
Frank J. Nasta	269,412,329,499.598	4,406,217,898.533	0	N/A
Thomas M. O’Neill	267,964,806,745.146	5,853,740,652.985	0	N/A
Madelyn A. Reilly	269,045,038,518.426	4,773,508,879.705	0	N/A
John S. Walsh	267,401,544,298.362	6,417,003,099.769	0	N/A
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
20

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
21

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Trust for U.S. Treasury Obligations

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
8042508 (3/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  March 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2025